UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22761

Investment Company Act file number

Stone Ridge Trust

(Exact name of registrant as specified in charter)

405 Lexington Avenue, 55th Floor

New York, New York 10174

(Address of principal executive offices) (Zip code)

Jane Korach

Stone Ridge Trust

405 Lexington Avenue, 55th Floor

New York, New York 10174

(Name and address of agent for service)

(212) 257-4778

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2013

Date of reporting period: October 31, 2013

Item 1. Reports to Stockholders.

Annual Report
October 31, 2013

STONE RIDGE

Stone Ridge Reinsurance Risk Premium Fund
SREIX (Class I)
SREMX (Class M)

Stone Ridge High Yield Reinsurance Risk Premium Fund
SHRIX (Class I)
SHRMX (Class M)

Stone Ridge U.S. Variance Risk Premium Fund
VRLIX (Class I)
VRLMX (Class M)

Stone Ridge U.S. Small Cap Variance Risk Premium Fund
VRSIX (Class I)
VRSMX (Class M)

Stone Ridge U.S. Master Variance Risk Premium Fund
VRPIX (Class I)
VRPMX (Class M)

Shareholder letter

December 2013

Dear Fellow Shareholder,

In 2013, Stone Ridge launched its first funds. Our growth – from a start-up working out of my apartment – to a global firm with 80 incredible clients and six funds – has been greater than we ever could have anticipated. How did this happen?

First, we are a kind firm. We are kind to each other. We are kind to our clients. We are kind to every vendor and counterpart we work with. Our portfolio managers are compensated, as detailed publicly in our SAI, based on the consistency of their kindness.

Second, we are a humble firm. Being humble is how we learn. Without this as a core principle, no single employee could keep up with the pace of innovation at Stone Ridge, nor in the markets. If anyone at Stone Ridge thinks that they already know everything, how can they possibly learn anything new? How can they be open to new ideas? If we are arrogant and the data changes, how are we going to let go of our beliefs if they are wrong? Instead, at Stone Ridge even the black belts come to work in their white belts and start every day with a beginner’s mind.

Third, we are focused. Very, very, very focused. This year we only did two things: Reinsurance and Variance Risk Premium. Imagine an entire firm focused every single day on just two things. That’s powerful. A real danger is that success leads to a dramatically increased opportunity set, which can be distracting. So, as an organization, we are world class at saying no.

Fourth, we got lucky. In our portfolio, there were no hurricanes. There were no earthquakes. There were no equity market crashes. That collective calmness drove the unusually strong risk-adjusted performance of our Reinsurance and Variance Risk Premium funds since launch. In future years, there will be tragic, terrible natural disasters and financial market shocks. The risk premiums we access will not deliver positive returns every year.

Stone Ridge, at its most basic, is about delivering access to valuable risks. That’s it. Risk taking is the most reliable way we know to build wealth in the long run. There are no shortcuts or free lunches. At Stone Ridge, we specialize in taking remote risks which, in any asset class, tend to have a higher ratio of risk premium to expected loss. And while we believe these risks will pay off on average and over the long term, the payoff periods are unpredictable. So are the drawdowns. If you want to realize the potential benefits of the risk taking, you have to stay in the trade.

I’m most proud of the 50/50 partnership Stone Ridge has with you, our clients. Both sides are equally important. You contribute the capital necessary to sustain and propel groundbreaking product development. We contribute our collective careers’ worth of experience in sourcing, structuring, execution, and risk management. Together, it works. In that spirit, I offer my deepest gratitude to you for sharing responsibility for your wealth with us this year. We look forward to serving you again in 2014.

Sincerely,

Ross L. Stevens

Founder, CEO

The opinions expressed are those of Stone Ridge Asset Management through the end of the period of this report, are subject to change, and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Past performance is no guarantee of future results.

2	Stone Ridge Funds	Annual Report	October 2013

Shareholder Letter

The Funds are generally available only to registered investment advisors (“RIAs”) meeting certain qualifications and that have completed a training program provided by the Advisor. Before allocating shares of the Funds to a client’s account, RIAs should carefully consider the Fund’s risks and investment objectives, as an investing in the Funds may not be appropriate for all clients and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. The event-linked securities in which the Fund invests are considered “high yield” or “junk bonds”. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. Before making an investment/allocation decision, an RIA should (i) consider the suitability of this investment with respect to a client’s investment objectives and individual situation and (ii) consider factors such as a client’s net worth, income, age, and risk tolerance. Allocation to client accounts should be avoided where a client has a short-term investing horizon and/or cannot bear the loss of some or all of their investment.

Mutual fund investing involves risk; Principal loss is possible. Event-linked, catastrophe bonds and reinsurance related securities carry large uncertainties and major risk exposures to adverse conditions. If a trigger event, as defined within the terms of the bond (such as a major natural disaster), involves losses or other metrics exceeding a specific magnitude in the geographic region and time period specified therein, the Fund may lose a portion or all of its investment in such security, including accrued interest and/or principal invested in such security. The Funds may invest in illiquid or restricted securities which may be difficult or impossible to sell at a time that the Funds would like or at the price that the Fund believes the security is worth. For additional risks, please refer to the prospectus.

The US Master Variance Risk Premium Fund, US Variance Risk Premium Fund, and US Small Cap Variance Risk Premium funds’ use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. The use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. Investing in an ETF exposes the Fund to all of the risks of that ETF’s investments. As a result, the cost of investing in ETF shares may exceed the costs of investing directly in its underlying investments. ETF shares trade on an exchange at a market price which may vary from the ETF’s net asset value. The Fund is subject to leveraging risk. Leverage magnifies the Fund’s exposure to declines in the value of one or more underlying investments or creates investment risk with respect to a larger pool of assets than the Fund would otherwise have. The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. If, in any year, the Fund fails to qualify as a RIC under the Code for any reason, such a failure would have a material adverse effect on the Fund and its shareholders.

This information is intended for the shareholders of the Funds and is not for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The Stone Ridge Funds are distributed by Quasar Distributors, LLC.

Stone Ridge Funds	Annual Report	October 2013	3

STONE RIDGE REINSURANCE RISK PREMIUM FUND

PERFORMANCE DATA (Unaudited)

This chart assumes an initial gross investment of $10,000 made on February 1, 2013 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

The Bank of America (BofA) Merrill Lynch 3-Month U.S. Treasury Bill Index is an index of short-term U.S. Government securities with a remaining term to final maturity of less than three months. Index figures do not reflect any deduction for fees, taxes or expenses, and are not available for investment.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIOD ENDED OCTOBER 31, 2013) (Unaudited)
Since Inception (02/01/13)
Stone Ridge Reinsurance Risk Premium Fund — Class I	4.53%
Stone Ridge Reinsurance Risk Premium Fund — Class M	4.48%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.05%

4	Stone Ridge Funds	Annual Report	October 2013

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

PERFORMANCE DATA (Unaudited)

This chart assumes an initial gross investment of $10,000 made on February 1, 2013 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

The Bank of America (BofA) Merrill Lynch 3-Month U.S. Treasury Bill Index is an index of short-term U.S. Government securities with a remaining term to final maturity of less than three months. Index figures do not reflect any deduction for fees, taxes or expenses, and are not available for investment.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIOD ENDED OCTOBER 31, 2013) (Unaudited)
Since Inception (02/01/13)
Stone Ridge High Yield Reinsurance Risk Premium Fund — Class I	5.58%
Stone Ridge High Yield Reinsurance Risk Premium Fund — Class M	5.43%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.05%

Stone Ridge Funds	Annual Report	October 2013	5

STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND

PERFORMANCE DATA (Unaudited)

This chart assumes an initial gross investment of $10,000 made on May 1, 2013 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

The Bank of America (BofA) Merrill Lynch 3-Month U.S. Treasury Bill Index is an index of short-term U.S. Government securities with a remaining term to final maturity of less than three months. Index figures do not reflect any deduction for fees, taxes or expenses, and are not available for investment.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIOD ENDED OCTOBER 31, 2013) (Unaudited)
Since Inception (05/01/13)
Stone Ridge U.S. Variance Risk Premium Fund — Class I	7.35%
Stone Ridge U.S. Variance Risk Premium Fund — Class M	7.25%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.03%

6	Stone Ridge Funds	Annual Report	October 2013

STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND

PERFORMANCE DATA (Unaudited)

This chart assumes an initial gross investment of $10,000 made on May 1, 2013 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

The Bank of America (BofA) Merrill Lynch 3-Month U.S. Treasury Bill Index is an index of short-term U.S. Government securities with a remaining term to final maturity of less than three months. Index figures do not reflect any deduction for fees, taxes or expenses, and are not available for investment.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIOD ENDED OCTOBER 31, 2013) (Unaudited)
Since Inception (05/01/13)
Stone Ridge U.S. Small Cap Variance Risk Premium Fund — Class I	9.09%
Stone Ridge U.S. Small Cap Variance Risk Premium Fund — Class M	8.99%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.03%

Stone Ridge Funds	Annual Report	October 2013	7

STONE RIDGE U.S. MASTER VARIANCE RISK PREMIUM FUND

PERFORMANCE DATA (Unaudited)

This chart assumes an initial gross investment of $10,000 made on May 22, 2013 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

The Bank of America (BofA) Merrill Lynch 3-Month U.S. Treasury Bill Index is an index of short-term U.S. Government securities with a remaining term to final maturity of less than three months. Index figures do not reflect any deduction for fees, taxes or expenses, and are not available for investment.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIOD ENDED OCTOBER 31, 2013) (Unaudited)
Since Inception (05/22/13)
Stone Ridge U.S. Master Variance Risk Premium Fund — Class I	6.42%
Stone Ridge U.S. Master Variance Risk Premium Fund — Class M	6.36%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.02%

8	Stone Ridge Funds	Annual Report	October 2013

ALLOCATION OF PORTFOLIO HOLDINGS AT OCTOBER 31, 2013 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM FUND PORTFOLIO ALLOCATION BY YEAR OF SCHEDULED MATURITY

2014	$60,587,720	11.9%

2015	71,206,664	13.9%

2016	141,110,688	27.6%

2017	130,840,269	25.6%

2018	55,072,028	10.8%

2019	40,420,751	7.9%

Not Applicable	2,494,350	0.5%

Cash(1)	9,118,222	1.8%
	$510,850,692

STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND PORTFOLIO ALLOCATION BY SECTOR

Consumer Discretionary	$13,931,413	3.8%

Information Technology	13,089,230	3.6%

Health Care	7,951,631	2.2%

Industrials	6,802,319	1.9%

Energy	6,754,548	1.9%

Financials	6,462,269	1.8%

Materials	5,342,801	1.5%

Consumer Staples	4,854,360	1.3%

Telecommunication Services	744,202	0.2%

Utilities	632,232	0.2%

Cash(1)	295,699,442	81.6%
	$362,264,447

STONE RIDGE U.S. MASTER VARIANCE RISK PREMIUM FUND PORTFOLIO ALLOCATION BY HOLDINGS

Stone Ridge U.S. Variance Risk Premium Fund - Class I	$150,827,835	66.6%

Stone Ridge U.S. Small Cap Variance Risk Premium Fund - Class I	74,977,437	33.1%

Cash(1)	508,406	0.3%
	$226,313,678

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND PORTFOLIO ALLOCATION BY YEAR OF SCHEDULED MATURITY

2014	$21,591,992	10.4%

2015	30,411,909	14.7%

2016	52,248,695	25.2%

2017	62,884,078	30.3%

2018	20,479,236	9.9%

2019	15,610,875	7.5%

Not Applicable	831,450	0.4%

Cash(1)	3,170,485	1.6%
	$207,228,720

STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND PORTFOLIO ALLOCATION BY SECTOR

Health Care	$1,179,464	1.0%

Information Technology	1,132,956	1.0%

Consumer Discretionary	749,825	0.7%

Materials	363,470	0.3%

Energy	294,884	0.3%

Industrials	225,803	0.2%

Telecommunication Services	143,021	0.1%

Consumer Staples	133,010	0.1%

Financials	49,704	0.0%

Cash(1)	109,552,682	96.3%
	$113,824,819

(1) Cash, cash equivalents and assets in excess of liabilities.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Stone Ridge Funds	Annual Report	October 2013	9

Schedule of Investments	October 31, 2013

STONE RIDGE REINSURANCE RISK PREMIUM FUND

EVENT LINKED BONDS - 82.2%	PRINCIPAL AMOUNT	FAIR VALUE
FINANCIAL SERVICES - 82.2%

Europe - 8.3%
Atlas Re VII B 3.650%, 01/07/2016 (a)(b)(c)	€2,250,000	$3,077,673
Atlas VI 2011-2 A 8.000%, 04/09/2015 (a)(b)(c)	€1,875,000	2,582,852
Calypso 2010-1 A 3.735%, 01/10/2014 (a)(b)(c)	€9,500,000	12,843,579
Calypso 2011-1 A 4.100%, 01/09/2015 (a)(b)(c)	€5,000,000	6,846,699
Calypso Capital II Class B 1.500%, 01/08/2018 (a)(b)(c)	€2,750,000	3,732,596
Pylon II A 5.624%, 05/05/2016 (a)(b)(c)	€1,000,000	1,428,616
Queen Street III 4.796%, 07/28/2014 (a)(b)(c)	$12,000,000	12,035,540

		42,547,555

Global - 8.8%
Blue Danube 2012-1 B 10.796%, 04/10/2015 (a)(b)(c)	2,298,000	2,471,907
Blue Danube II 2013-1 A 4.368%, 05/23/2016 (a)(b)(c)	10,042,000	10,182,273
EOS B 6.546%, 05/26/2014 (a)(b)(c)	1,772,000	1,800,436
Galileo Re 2013-1 7.400%, 01/09/2017 (a)(b)(c)	5,500,000	5,497,593
Montana Re 2010-1 E 9.758%, 01/08/2014 (a)(b)(c)	904,000	912,906
Mythen Re 2012-2 A 8.613%, 01/05/2017 (a)(b)(c)	578,000	602,796
Queen Street II 7.546%, 04/09/2014 (a)(b)(c)	1,181,000	1,198,071
Queen Street IV 7.546%, 04/09/2015 (a)(b)(c)	1,181,000	1,218,711
Queen Street V 8.546%, 04/09/2015 (a)(b)(c)	1,181,000	1,232,381
Queen Street VI 10.396%, 04/09/2015 (a)(b)(c)	2,515,000	2,626,612
Queen Street VIII 6.546%, 06/08/2016 (a)(b)(c)	3,250,000	3,271,215
Successor X 2012-1 V-AA3 16.546%, 01/27/2015 (a)(b)(c)	1,293,000	1,348,211
Tradewynd Re 2013-1 1 8.296%, 07/09/2018 (a)(b)(c)	10,357,000	10,766,757
Tramline Re II 2013-1 A 3.296%, 07/07/2017 (a)(b)(c)	1,750,000	1,747,993

		44,877,862

Japan - 1.3%
Nakama Re 2013-1 2.796%, 09/29/2016 (a)(b)(c)	6,500,000	6,531,123

Mexico - 1.8%
MultiCat Mexico 2012-1 A 8.046%, 12/04/2015 (a)(b)(c)	6,199,000	6,401,707
MultiCat Mexico 2012-1 B 7.796%, 12/04/2015 (a)(b)(c)	1,875,000	1,993,688

	PRINCIPAL AMOUNT	FAIR VALUE
Mexico - 1.8% (continued)
MultiCat Mexico 2012-1 C 7.546%, 12/04/2015 (a)(b)(c)	$541,000	$568,158

		8,963,553

Turkey - 3.5%
Bosphorus 1 Re 2013-1 A 2.546%, 05/03/2016 (a)(b)(c)	18,000,000	17,956,812

United States - 58.2%
Armor Re 2013-1 A 4.250%, 05/14/2014 (a)(b)(c)	9,453,000	9,579,076
Atlas Re VII A 8.118%, 01/07/2016 (a)(b)(c)	1,772,000	1,828,922
Caelus Re 2013-1 A 5.296%, 03/07/2016 (a)(b)(c)	6,021,000	6,093,746
Caelus Re 2013-2 A 6.896%, 04/07/2017 (a)(b)(c)	20,494,000	21,050,994
Combine Re C 17.796%, 01/07/2015 (a)(b)(c)	1,255,000	1,382,634
Compass Re 2011-1 2 10.296%, 01/08/2015 (a)(b)(c)	4,140,000	4,353,960
Compass Re 2011-1 3 11.296%, 01/08/2015 (a)(b)(c)	4,730,000	4,996,000
East Lane IV 2011-1 A 5.796%, 03/14/2014 (a)(b)(c)	1,750,000	1,773,215
East Lane IV 2011-1 B 6.696%, 03/13/2015 (a)(b)(c)	4,238,000	4,434,920
Embarcadero Re 2011-1 A 6.680%, 08/04/2014 (a)(b)(c)	3,125,000	3,179,528
Embarcadero Re 2012-1 A 7.394%, 02/13/2015 (a)(b)(c)	1,647,000	1,704,981
Embarcadero Re 2012-2 A 5.046%, 08/07/2015 (a)(b)(c)	6,750,000	6,996,667
Everglades Re 2012-1 A 17.796%, 04/30/2014 (a)(b)(c)	5,731,000	6,173,951
Everglades Re 2013-1 A 10.046%, 03/28/2016 (a)(b)(c)	12,600,000	13,360,399
Foundation Re III 2010-1 A 5.796%, 02/03/2014 (a)(b)(c)	1,093,000	1,102,953
Golden State Re 2011-1 3.796%, 01/08/2015 (a)(b)(c)	2,750,000	2,792,954
Green Fields II 2013-1 A 2.750%, 01/09/2017 (a)(b)(c)	€2,250,000	3,067,474
Ibis Re II 2013-1 A 4.046%, 06/28/2016 (a)(b)(c)	$3,250,000	3,318,782
Ibis Re II 2013-1 B 4.546%, 06/28/2016 (a)(b)(c)	4,500,000	4,579,492
Ibis Re II 2013-1 C 8.046%, 06/28/2016 (a)(b)(c)	3,250,000	3,362,092
Johnston Re 2011-1 B 6.946%, 05/08/2014 (a)(b)(c)	2,500,000	2,564,311
Lakeside Re III 8.046%, 01/08/2016 (a)(b)(c)	10,975,000	11,635,571
Lodestone Re 2010-2 A-1 6.046%, 01/08/2014 (a)(b)(c)	585,000	588,306
Lodestone Re 2010-2 A-2 7.296%, 01/08/2014 (a)(b)(c)	3,544,000	3,568,894

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

10	Stone Ridge Funds	Annual Report	October 2013

Schedule of Investments	October 31, 2013

STONE RIDGE REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	FAIR VALUE
United States - 58.2% (continued)
Long Point Re III 2013-1 A 4.046%, 05/18/2016 (a)(b)(c)	$13,639,000	$13,899,253
Merna Re IV 2.546%, 04/08/2016 (a)(b)(c)	6,250,000	6,302,515
Metrocat Re 2013-1 A 4.546%, 08/05/2016 (a)(b)(c)	3,750,000	3,854,381
Mona Lisa Re 2013-2 A 7.346%, 07/07/2017 (a)(b)(c)	16,164,000	16,834,137
Montana Re 2010-1 C 12.158%, 01/08/2014 (a)(b)(c)	586,000	595,127
Mystic Re III 2012-1 B 12.046%, 03/12/2015 (a)(b)(c)	2,024,000	2,176,335
Mythen Re 2013-1 B 8.046%, 07/09/2015 (a)(b)(c)	9,700,000	10,100,610
Northshore Re 2013-1 A 7.296%, 07/05/2016 (a)(b)(c)	14,621,000	15,029,318
Pelican Re 2013-1 A 6.046%, 05/15/2017 (a)(b)(c)	10,862,000	11,115,377
Residential Re 2011-1 1 9.046%, 06/06/2015 (a)(b)(c)	1,186,000	1,255,739
Residential Re 2011-1 5 8.796%, 06/06/2015 (a)(b)(c)	577,000	619,335
Residential Re 2011-2 1 8.946%, 12/06/2015 (a)(b)(c)	2,358,000	2,481,230
Residential Re 2012-1 3 10.046%, 06/06/2016 (a)(b)(c)	2,332,000	2,592,563
Residential Re 2012-2 2 5.796%, 12/06/2016 (a)(b)(c)	1,149,000	1,205,431
Residential Re 2012-2 4 19.046%, 12/06/2016 (a)(b)(c)	2,570,000	2,820,261
Residential Re 2013-1 11 8.046%, 06/06/2017 (a)(b)(c)	24,900,000	25,857,152
Residential Re 2013-1 3 9.296%, 06/06/2017 (a)(b)(c)	14,400,000	14,881,768
Sanders Re 2013-1 A 3.546%, 05/05/2017 (a)(b)(c)	22,000,000	22,047,046
Sanders Re 2013-1 B 4.046%, 05/05/2017 (a)(b)(c)	8,110,000	8,137,939
Successor X 2011-2 IV-AL3 13.046%, 02/25/2014 (a)(b)(c)	2,593,000	2,671,827
Successor X 2012-1 V-D3 11.046%, 01/27/2015 (a)(b)(c)	591,000	620,373
Tar Heel 2013-1 A 8.546%, 05/09/2016 (a)(b)(c)	8,289,000	8,780,250

		297,367,789

Unites States - 0.3%
Atlas IX 2013-1 Class B 3.676%, 01/17/2019 (a)(b)(c)	1,250,000	1,256,626

TOTAL EVENT LINKED BONDS (Cost $410,637,816)		419,501,320

PARTICIPATION NOTES (QUOTA SHARES) - 15.6%

FINANCIAL SERVICES - 15.6%

Global - 7.9%
Sector Re V LTD Series 3 Class A 03/01/2018 (b)(d)(e)(f)	35,750,000	40,572,675

	PRINCIPAL AMOUNT	FAIR VALUE
United States - 7.7%
Sector Re V LTD Series 3 Class F 03/01/2019 (b)(d)(e)(g)	$35,750,000	$39,164,125

TOTAL PARTICIPATION NOTES (QUOTA SHARES) (Cost $71,500,000)		79,736,800

PREFERENCE SHARES (QUOTA SHARES) - 0.5%	SHARES
FINANCIAL SERVICES - 0.5%

Global - 0.5%
Lorenz Re Class B (b)(d)(e)(h)	22,500	2,494,350

TOTAL PREFERENCE SHARES (QUOTA SHARES) (Cost $2,250,000)		2,494,350

SHORT-TERM INVESTMENTS - 0.0%

Money Market Funds - 0.0%
Fidelity Institutional Money Market Funds - Money Market Portfolio - 0.04% (i)	38,676	38,676
First American Government Obligations Fund - Class Z - 0.01% (i)	38,676	38,676
First American Prime Obligations Fund - Class Z - 0.02% (i)	38,675	38,675
Short Term Investments Trust - Liquid Assets Portfolio - Institutional Class - 0.02% (i)	38,676	38,676
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.07% (i)	38,676	38,676

TOTAL SHORT-TERM INVESTMENTS (Cost $193,379)		193,379

TOTAL INVESTMENTS (Cost $484,581,195) - 98.3%		501,925,849

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.7%		8,924,843

TOTAL NET ASSETS - 100.0%		$510,850,692

Principal amounts stated in U.S. dollars unless otherwise noted.

Country shown is geographic area of peril risk.

Percentages are stated as a percent of net assets.

(a)	Security is restricted to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at October 31, 2013 was $419,501,320 which represents 82.2% of net assets.
(b)	Foreign issued security. Total foreign securities by country of domicile are $501,732,470. Foreign concentration is as follows: Bermuda 57.1%, Cayman Islands 30.2%, Ireland 10.9%.
(c)	Variable rate security. The rate shown is as of 10/31/2013.
(d)	Non-income producing security.
(e)	Security is considered illiquid and may be difficult to sell. The aggregate value of illiquid securities at October 31, 2013 was $82,231,150 which represented 16.1% of net assets.
(f)	Security is restricted to resale. Cost: $35,750,000. Acquisition date: March 19, 2013.
(g)	Security is restricted to resale. Cost: $35,750,000. Acquisition date: March 12, 2013.
(h)	Security is restricted to resale. Cost: $2,250,000. Acquisition date: March 25, 2013.
(i)	Rate shown is 7-day effective yield.

The accompanying footnotes are an integral part of these Schedules of Investments.

Stone Ridge Funds	Annual Report	October 2013	11

Schedule of Investments	October 31, 2013

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

EVENT LINKED BONDS - 82.7%	PRINCIPAL AMOUNT	FAIR VALUE
FINANCIAL SERVICES - 82.7%

Europe - 0.7%
Atlas VI 2011-2 A 8.000%, 04/09/2015 (a)(b)(c)	€1,125,000	$1,549,711

Global - 12.1%
Blue Danube 2012-1 B 10.796%, 04/10/2015 (a)(b)(c)	$1,702,000	1,830,804
Blue Danube II 2013-1 A 4.368%, 05/23/2016 (a)(b)(c)	6,958,000	7,055,194
EOS B 6.546%, 05/26/2014 (a)(b)(c)	1,228,000	1,247,706
Galileo Re 2013-1 7.400%, 01/09/2017 (a)(b)(c)	4,000,000	3,998,249
Montana Re 2010-1 E 9.758%, 01/08/2014 (a)(b)(c)	596,000	601,872
Mythen Re 2012-2 A 8.613%, 01/05/2017 (a)(b)(c)	422,000	440,104
Queen Street II 7.546%, 04/09/2014 (a)(b)(c)	819,000	830,838
Queen Street IV 7.546%, 04/09/2015 (a)(b)(c)	819,000	845,152
Queen Street V 8.546%, 04/09/2015 (a)(b)(c)	819,000	854,632
Queen Street VI 10.396%, 04/09/2015 (a)(b)(c)	1,735,000	1,811,996
Queen Street VIII 6.546%, 06/08/2016 (a)(b)(c)	250,000	251,632
Successor X 2012-1 V-AA3 16.546%, 01/27/2015 (a)(b)(c)	957,000	997,864
Tradewynd Re 2013-1 1 8.296%, 07/09/2018 (a)(b)(c)	4,143,000	4,306,911

		25,072,954

Mexico - 3.2%
MultiCat Mexico 2012-1 A 8.046%, 12/04/2015 (a)(b)(c)	4,801,000	4,957,993
MultiCat Mexico 2012-1 B 7.796%, 12/04/2015 (a)(b)(c)	1,125,000	1,196,212
MultiCat Mexico 2012-1 C 7.546%, 12/04/2015 (a)(b)(c)	459,000	482,042

		6,636,247

United States - 66.7%
Armor Re 2013-1 A 4.250%, 05/14/2014 (a)(b)(c)	6,547,000	6,634,318
Atlas Re VII A 8.118%, 01/07/2016 (a)(b)(c)	1,228,000	1,267,447
Caelus Re 2013-1 A 5.296%, 03/07/2016 (a)(b)(c)	4,229,000	4,280,095
Caelus Re 2013-2 A 6.896%, 04/07/2017 (a)(b)(c)	14,506,000	14,900,250
Combine Re C 17.796%, 01/07/2015 (a)(b)(c)	945,000	1,041,106
Compass Re 2011-1 2 10.296%, 01/08/2015 (a)(b)(c)	2,860,000	3,007,808
Compass Re 2011-1 3 11.296%, 01/08/2015 (a)(b)(c)	3,270,000	3,453,894
East Lane IV 2011-1 B 6.696%, 03/13/2015 (a)(b)(c)	1,637,000	1,713,064
Embarcadero Re 2011-1 A 6.680%, 08/04/2014 (a)(b)(c)	1,875,000	1,907,717

	PRINCIPAL AMOUNT	FAIR VALUE
United States - 66.7% (continued)
Embarcadero Re 2012-1 A 7.394%, 02/13/2015 (a)(b)(c)	$1,253,000	$1,297,111
Everglades Re 2012-1 A 17.796%, 04/30/2014 (a)(b)(c)	4,019,000	4,329,630
Everglades Re 2013-1 A 10.046%, 03/28/2016 (a)(b)(c)	8,400,000	8,906,933
Foundation Re III 2010-1 A 5.796%, 02/03/2014 (a)(b)(c)	757,000	763,893
Ibis Re II 2013-1 C 8.046%, 06/28/2016 (a)(b)(c)	2,000,000	2,068,979
Lakeside Re III 8.046%, 01/08/2016 (a)(b)(c)	8,700,000	9,223,642
Lodestone Re 2010-2 A-1 6.046%, 01/08/2014 (a)(b)(c)	415,000	417,345
Lodestone Re 2010-2 A-2 7.296%, 01/08/2014 (a)(b)(c)	2,456,000	2,473,252
Long Point Re III 2013-1 A 4.046%, 05/18/2016 (a)(b)(c)	2,861,000	2,915,592
Mona Lisa Re 2013-2 A 7.346%, 07/07/2017 (a)(b)(c)	1,836,000	1,912,118
Montana Re 2010-1 C 12.158%, 01/08/2014 (a)(b)(c)	414,000	420,448
Mystic Re III 2012-1 B 12.046%, 03/12/2015 (a)(b)(c)	1,476,000	1,587,090
Mythen Re 2013-1 B 8.046%, 07/09/2015 (a)(b)(c)	300,000	312,390
Northshore Re 2013-1 A 7.296%, 07/05/2016 (a)(b)(c)	5,379,000	5,529,218
Pelican Re 2013-1 A 6.046%, 05/15/2017 (a)(b)(c)	7,388,000	7,560,340
Residential Re 2011-1 1 9.046%, 06/06/2015 (a)(b)(c)	814,000	861,865
Residential Re 2011-1 5 8.796%, 06/06/2015 (a)(b)(c)	423,000	454,036
Residential Re 2011-2 1 8.946%, 12/06/2015 (a)(b)(c)	1,642,000	1,727,812
Residential Re 2012-1 3 10.046%, 06/06/2016 (a)(b)(c)	1,668,000	1,854,372
Residential Re 2012-2 2 5.796%, 12/06/2016 (a)(b)(c)	851,000	892,795
Residential Re 2012-2 4 19.046%, 12/06/2016 (a)(b)(c)	1,780,000	1,953,332
Residential Re 2013-1 11 8.046%, 06/06/2017 (a)(b)(c)	16,600,000	17,238,102
Residential Re 2013-1 3 9.296%, 06/06/2017 (a)(b)(c)	9,600,000	9,921,179
Sanders Re 2013-1 B 4.046%, 05/05/2017 (a)(b)(c)	6,890,000	6,913,736
Successor X 2011-2 IV-AL3 13.046%, 02/25/2014 (a)(b)(c)	1,907,000	1,964,973
Successor X 2012-1 V-D3 11.046%, 01/27/2015 (a)(b)(c)	409,000	429,327
Tar Heel 2013-1 A 8.546%, 05/09/2016 (a)(b)(c)	5,711,000	6,049,464

		138,184,673

TOTAL EVENT LINKED BONDS (Cost $167,322,395)		171,443,585

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

12	Stone Ridge Funds	Annual Report	October 2013

Schedule of Investments	October 31, 2013

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	FAIR VALUE
PARTICIPATION NOTES (QUOTA SHARES) - 15.4%
FINANCIAL SERVICES - 15.4%

Global - 7.8%
Sector Re V LTD Series 3 Class A 03/01/2018 (b)(d)(e)(f)	$14,250,000	$16,172,325

United States - 7.6%
Sector Re V LTD Series 3 Class F 03/01/2019 (b)(d)(e)(g)	14,250,000	15,610,875

TOTAL PARTICIPATION NOTES (QUOTA SHARES) (Cost $28,500,000)		31,783,200

PREFERENCE SHARES (QUOTA SHARES) - 0.4%	SHARES
FINANCIAL SERVICES - 0.4%

Global - 0.4%
Lorenz Re Class B (b)(d)(e)(h)	7,500	831,450

TOTAL PREFERENCE SHARES (QUOTA SHARES) (Cost $750,000)		831,450

SHORT-TERM INVESTMENTS - 0.2%

Money Market Funds - 0.2%
Fidelity Institutional Money Market Funds -Money Market Portfolio -0.04% (i)	87,793	87,793
First American Government Obligations Fund - Class Z - 0.01% (i)	87,793	87,793
First American Prime Obligations Fund - Class Z - 0.02% (i)	87,793	87,793
Short Term Investments Trust - Liquid Assets Portfolio -Institutional Class - 0.02% (i)	87,792	87,792
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.07% (i)	87,793	87,793

TOTAL SHORT-TERM INVESTMENTS (Cost $438,964)		438,964

TOTAL INVESTMENTS (Cost $197,011,359) - 98.7%		204,497,199

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3%		2,731,521

TOTAL NET ASSETS - 100.0%		$207,228,720

Principal amounts stated in U.S. dollars unless otherwise noted.

Country shown is geographic area of peril risk.

Percentages are stated as a percent of net assets.

(a)	Security is restricted to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at October 31, 2013 was $171,443,585 which represents 82.7% of net assets.
(b)	Foreign issued security. Total foreign securities by country of domicile are $204,058,235. Foreign concentration is as follows: Bermuda 54.5%, Cayman Islands 40.3%, Ireland 3.6%.
(c)	Variable rate security. The rate shown is as of 10/31/2013.
(d)	Non-income producing security.
(e)	Security is considered illiquid and may be difficult to sell. The aggregate value of illiquid securities at October 31, 2013 was $32,614,650 which represented 15.74% of net assets.
(f)	Security is restricted to resale. Cost: $14,250,000. Acquisition date: March 19, 2013.
(g)	Security is restricted to resale. Cost: $14,250,000. Acquisition date: March 12, 2013.
(h)	Security is restricted to resale. Cost: $750,000. Acquisition date: March 25, 2013.
(i)	Rate shown is the 7-day effective yield.

The accompanying footnotes are an integral part of these Schedules of Investments.

Stone Ridge Funds	Annual Report	October 2013	13

Schedule of Investments	October 31, 2013

STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
COMMON STOCKS - 18.1%

Automobiles & Components - 0.3%
Delphi Automotive PLC (a)(b)	300	$17,160
Ford Motor Co. (b)	13,600	232,696
General Motors Co. (b)(c)	5,700	210,615
Goodyear Tire & Rubber Co. (b)(c)	9,100	190,918
Harley-Davidson, Inc. (b)	400	25,616
Tesla Motors, Inc. (b)(c)	2,700	431,838

		1,108,843

Banks - 0.4%
BB&T Corp. (b)	6,200	210,614
CIT Group, Inc. (b)(c)	4,200	202,272
Comerica, Inc. (b)	700	30,310
Huntington Bancshares, Inc. (b)	2,000	17,600
Nationstar Mortgage Holdings, Inc. (b)(c)	3,600	184,752
Ocwen Financial Corp. (b)(c)	3,644	204,902
Popular, Inc. (a)(b)(c)	8,100	204,525
The PNC Financial Services Group, Inc. (b)	2,700	198,531
Wells Fargo & Co. (b)	5,600	239,064

		1,492,570

Capital Goods - 1.3%
3M Co. (b)	1,800	226,530
Actuant Corp. (b)	100	3,756
Alliant Techsystems, Inc. (b)	500	54,435
Boeing Co. (b)	1,800	234,900
Caterpillar, Inc. (b)	2,400	200,064
Chicago Bridge & Iron Co. NV (a)(b)	59	4,371
Colfax Corp. (b)(c)	500	27,980
Cummins, Inc. (b)	1,700	215,934
Deere & Co. (b)	2,800	229,152
Fluor Corp. (b)	2,900	215,238
General Dynamics Corp. (b)	2,600	225,238
General Electric Co. (b)	8,500	222,190
Honeywell International, Inc. (b)	400	34,692
Joy Global, Inc. (b)	700	39,725
Lennox International, Inc. (b)	200	15,612
Lockheed Martin Corp. (b)	600	80,004
Masco Corp. (b)	9,400	198,622
Navistar International Corp. (b)(c)	4,800	173,568
Nordson Corp. (b)	1,200	86,508
Pall Corp. (b)	2,500	201,300
Rockwell Collins, Inc. (b)	400	27,932
SolarCity Corp. (b)(c)	3,000	159,840
Terex Corp. (b)(c)	6,000	209,700
Textron, Inc. (b)	6,000	172,740
TransDigm Group, Inc. (b)	1,600	232,656
Trinity Industries, Inc. (b)	3,600	182,268
United Rentals, Inc. (b)(c)	2,700	174,393
United Technologies Corp. (b)	1,900	201,875
Valmont Industries, Inc. (b)	1,300	182,650
Watsco, Inc. (b)	900	85,761
WW Grainger, Inc. (b)	700	188,279

		4,507,913

	SHARES	FAIR VALUE
Commercial & Professional Services - 0.1%
Pitney Bowes, Inc. (b)	8,700	$185,658
The ADT Corp. (b)	4,423	191,826

		377,484

Consumer Durables & Apparel - 0.8%
D.R. Horton, Inc. (b)	13,900	263,405
Fossil Group, Inc. (b)(c)	1,800	228,492
Garmin Ltd. (a)(b)	600	28,050
Lennar Corp. (b)	8,600	305,730
Michael Kors Holdings Ltd. (a)(b)(c)	2,800	215,460
Mohawk Industries, Inc. (b)(c)	1,600	211,872
NIKE, Inc. (b)	2,900	219,704
PulteGroup, Inc. (b)	12,800	225,920
PVH Corp. (b)	1,400	174,398
Ralph Lauren Corp. (b)	1,300	215,332
Standard Pacific Corp. (b)(c)	19,000	150,670
Toll Brothers, Inc. (b)(c)	2,900	95,352
Under Armour, Inc. (b)(c)	2,800	227,220
VF Corp. (b)	800	172,000
Whirlpool Corp. (b)	1,400	204,414
Wolverine World Wide, Inc. (b)	500	28,870

		2,966,889

Consumer Services - 0.4%
Burger King Worldwide, Inc. (b)	1,000	21,180
Caesars Entertainment Corp. (b)(c)	1,000	17,420
Chipotle Mexican Grill, Inc. (b)(c)	400	210,788
Darden Restaurants, Inc. (b)	600	30,918
International Game Technology (b)	8,000	150,400
Las Vegas Sands Corp. (b)	2,400	168,528
McDonald’s Corp. (b)	2,100	202,692
MGM Resorts International (b)(c)	8,700	165,648
Panera Bread Co. (b)(c)	400	63,168
Sotheby’s (b)	600	31,140
Starbucks Corp. (b)	2,700	218,835
Starwood Hotels & Resorts Worldwide, Inc. (b)	1,600	117,792
Wynn Resorts Ltd. (b)	700	116,375
Yum! Brands, Inc. (b)	2,100	142,002

		1,656,886

Diversified Financials - 0.6%
American Express Co. (b)	2,100	171,780
Bank of America Corp. (b)	10,000	139,600
BlackRock, Inc. (b)	600	180,486
Capital One Financial Corp. (b)	2,500	171,675
Citigroup, Inc. (b)	5,600	273,168
Discover Financial Services (b)	1,500	77,820
Goldman Sachs Group, Inc. (b)	1,500	241,290
JPMorgan Chase & Co. (b)	4,400	226,776
Morgan Stanley (b)	1,300	37,349
Northern Trust Corp. (b)	100	5,642
State Street Corp. (b)	3,100	217,217
The Bank of New York Mellon Corp. (b)	7,200	228,960

		1,971,763

Energy - 1.9%
Anadarko Petroleum Corp. (b)	2,300	219,167
Apache Corp. (b)	2,900	257,520

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

14	Stone Ridge Funds	Annual Report	October 2013

Schedule of Investments	October 31, 2013

STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
Energy - 1.9% (continued)
Baker Hughes, Inc. (b)	1,000	$58,090
Cheniere Energy, Inc. (b)(c)	8,800	350,240
Chesapeake Energy Corp. (b)	6,000	167,760
Chevron Corp. (b)	1,700	203,932
Cobalt International Energy, Inc. (b)(c)	7,300	169,433
ConocoPhillips (b)	3,300	241,890
CONSOL Energy, Inc. (b)	4,200	153,300
CVR Energy, Inc. (b)	5,200	206,544
Devon Energy Corp. (b)	3,006	190,039
Dresser-Rand Group, Inc. (b)(c)	2,000	121,540
Energen Corp. (b)	300	23,496
EOG Resources, Inc. (b)	1,600	285,440
Exxon Mobil Corp. (b)	2,400	215,088
FMC Technologies, Inc. (b)(c)	600	30,330
Gulfport Energy Corp. (b)(c)	3,300	193,677
Halliburton Co. (b)	4,200	222,726
Hess Corp. (b)	2,600	211,120
HollyFrontier Corp. (b)	7,100	327,026
Kinder Morgan, Inc./DE (b)	5,300	187,143
Marathon Oil Corp. (b)	4,300	151,618
Marathon Petroleum Corp. (b)	1,100	78,826
Nabors Industries Ltd. (a)(b)	9,600	167,808
National Oilwell Varco, Inc. (b)	400	32,472
Newfield Exploration Co. (b)(c)	6,100	185,745
Occidental Petroleum Corp. (b)	2,200	211,376
Oil States International, Inc. (b)(c)	2,000	217,260
Peabody Energy Corp. (b)	16,400	319,472
Phillips 66 (b)	3,500	225,505
Schlumberger Ltd. (a)(b)	2,700	253,044
Seadrill Ltd. (a)(b)	3,800	177,156
Southwestern Energy Co. (b)(c)	5,500	204,710
Tesoro Corp. (b)	3,500	171,115
The Williams Cos., Inc. (b)	5,700	203,547
Valero Energy Corp. (b)	2,900	119,393

		6,754,548

Food & Staples Retailing - 0.3%
Casey’s General Stores, Inc. (b)	400	29,152
Costco Wholesale Corp. (b)	1,800	212,400
CVS Caremark Corp. (b)	3,500	217,910
Kroger Co. (b)	1,400	59,976
Rite Aid Corp. (b)(c)	20,000	106,600
Safeway, Inc. (b)	200	6,980
Walgreen Co. (b)	3,000	177,720
Wal-Mart Stores, Inc. (b)	2,700	207,225
Whole Foods Market, Inc. (b)	2,714	171,335

		1,189,298

Food, Beverage & Tobacco - 0.7%
Archer-Daniels-Midland Co. (b)	5,100	208,590
Beam, Inc. (b)	3,200	215,360
Bunge Ltd. (a)(b)	2,600	213,538
Constellation Brands, Inc. (b)(c)	3,700	241,610
General Mills, Inc. (b)	4,200	211,764
Green Mountain Coffee Roasters, Inc. (b)(c)	4,700	295,207
Kraft Foods Group, Inc. (b)	900	48,942
Lorillard, Inc. (b)	4,500	229,545

	SHARES	FAIR VALUE
Food, Beverage & Tobacco - 0.7% (continued)
Mead Johnson Nutrition Co. (b)	2,700	$220,482
Mondelez International, Inc. (b)	5,300	178,292
PepsiCo, Inc. (b)	2,100	176,589
Philip Morris International, Inc. (b)	2,000	178,240
The Coca-Cola Co. (b)	5,000	197,850
The Hershey Co. (b)	300	29,772
Tyson Foods, Inc. (b)	100	2,767

		2,648,548

Health Care Equipment & Services - 0.9%
Abbott Laboratories (b)	6,800	248,540
Aetna, Inc. (b)	3,501	219,512
Baxter International, Inc. (b)	3,300	217,371
Becton Dickinson & Co. (b)	300	31,539
Boston Scientific Corp. (b)(c)	13,200	154,308
Catamaran Corp. (a)(b)(c)	600	28,176
Cerner Corp. (b)(c)	3,400	190,502
Cigna Corp. (b)	2,600	200,148
Community Health Systems, Inc. (b)	3,660	159,686
Cooper Cos, Inc. (b)	1,400	180,894
Express Scripts Holding Co. (b)(c)	3,300	206,316
HCA Holdings, Inc. (b)	7	330
Health Management Associates, Inc. (b)(c)	11,300	144,866
Hologic, Inc. (b)(c)	4,600	102,994
Intuitive Surgical, Inc. (b)(c)	600	222,900
Laboratory Corp of America (b) Holdings (b)(c)	1,800	181,620
Medtronic, Inc. (b)	2,000	114,800
Quest Diagnostics, Inc. (b)	1,500	89,865
St. Jude Medical, Inc. (b)	500	28,695
UnitedHealth Group, Inc. (b)	800	54,608
WellPoint, Inc. (b)	2,500	212,000

		2,989,670

Household & Personal Products - 0.3%
Colgate-Palmolive Co. (b)	500	32,365
Herbalife Ltd. (a)(b)	5,700	369,474
Nu Skin Enterprises, Inc. (b)	2,200	257,246
The Clorox Co. (b)	900	81,171
The Estee Lauder Cos., Inc. (b)	2,300	163,208
The Procter & Gamble Co. (b)	1,400	113,050

		1,016,514

Insurance - 0.4%
Aflac, Inc. (b)	3,600	233,928
American International Group, Inc. (b)	4,500	232,425
Amtrust Financial Services, Inc. (b)	1,500	57,540
Assured Guaranty Ltd. (a)(b)	3,300	67,650
Berkshire Hathaway, Inc. (b)(c)	1,400	161,112
Chubb Corp. (b)	300	27,624
Hartford Financial Services Group, Inc. (b)	3,917	132,003
Lincoln National Corp. (b)	600	27,246
MBIA, Inc. (b)(c)	17,600	200,112
MetLife, Inc. (b)	3,300	156,123
Prudential Financial, Inc. (b)	2,900	236,031
The Allstate Corp. (b)	3,300	175,098

		1,706,892

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 2013	15

Schedule of Investments	October 31, 2013

STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
Materials - 1.5%
Air Products & Chemicals, Inc. (b)	1,600	$174,416
Alcoa, Inc. (b)	22,300	206,721
Allegheny Technologies, Inc. (b)	2,000	66,200
Ashland, Inc. (b)	300	27,765
Avery Dennison Corp. (b)	4,100	193,192
Celanese Corp. (b)	3,341	187,129
CF Industries Holdings, Inc. (b)	1,800	388,080
Cliffs Natural Resources, Inc. (b)	13,100	336,408
Crown Holdings, Inc. (b)(c)	4,300	187,480
Cytec Industries, Inc. (b)	2,111	175,403
Eagle Materials, Inc. (b)	2,900	217,529
Eastman Chemical Co. (b)	2,900	228,491
El Du Pont de Nemours & Co. (b)	3,600	220,320
FMC Corp. (b)	100	7,276
Freeport-McMoRan Copper & Gold, Inc. (b)	6,400	235,264
Huntsman Corp. (b)	9,800	227,556
International Paper Co. (b)	4,500	200,745
LyondellBasell Industries NV (a)(b)	500	37,300
Monsanto Co. (b)	2,200	230,736
Newmont Mining Corp. (b)	10,900	297,134
Nucor Corp. (b)	4,300	222,611
Southern Copper Corp. (b)	6,700	187,265
The Dow Chemical Co. (b)	5,700	224,979
The Mosaic Co. (b)	8,700	398,895
United States Steel Corp. (b)	9,800	243,922
WR Grace & Co. (b)(c)	2,400	219,984

		5,342,801

Media - 0.5%
Charter Communications, Inc. (b)(c)	600	80,544
Comcast Corp. (b)	3,400	161,772
DirectTV (b)(c)	3,600	224,964
Discovery Communications, Inc. (b)(c)	2,500	222,300
DISH Network Corp. (b)	4,800	231,360
Interpublic Group of Cos., Inc. (b)	6,000	100,800
Omnicom Group, Inc. (b)	2,727	185,736
The Walt Disney Co. (b)	3,100	212,629
Time Warner, Inc. (b)	2,600	178,724
Viacom, Inc. (b)	2,500	208,225

		1,807,054

Pharmaceuticals, Biotechnology & Life Sciences - 1.3%
Actavis Plc (a)(b)(c)	1,500	231,870
Aegerion Pharmaceuticals, Inc. (b)(c)	2,500	207,050
Agilent Technologies, Inc. (b)	4,100	208,116
Alexion Pharmaceuticals, Inc. (b)(c)	1,800	221,310
Allergan, Inc./United States (b)	2,200	199,342
Alnylam Pharmaceuticals, Inc. (b)(c)	1,500	86,415
Amgen, Inc. (b)	3,100	359,600
Biogen Idec, Inc. (b)(c)	900	219,771
Biomarin Pharmaceutical, Inc. (b)(c)	3,000	188,460
Bristol-Myers Squibb Co. (b)	4,400	231,088
Celgene Corp. (b)(c)	1,300	193,037
Cubist Pharmaceuticals, Inc. (b)(c)	2,000	124,000
Eli Lilly & Co. (b)	3,900	194,298
Forest Laboratories, Inc. (b)(c)	100	4,703
Gilead Sciences, Inc. (b)(c)	2,600	184,574

	SHARES	FAIR VALUE
Pharmaceuticals, Biotechnology & Life Sciences - 1.3% (continued)
Illumina, Inc. (b)(c)	2,600	$243,126
Incyte Corp. Ltd. (b)(c)	700	27,300
Jazz Pharmaceuticals Plc. (a)(b)(c)	800	72,592
Johnson & Johnson (b)	500	46,305
Medivation, Inc. (b)(c)	3,600	215,496
Merck & Company, Inc. (b)	4,300	193,887
Pharmacyclics, Inc. (b)(c)	1,700	201,688
Questcor Pharmaceuticals, Inc. (b)	3,900	239,343
Regeneron Pharmaceuticals, Inc. (b)(c)	700	201,320
Theravance, Inc. (b)(c)	4,900	179,536
Thermo Fisher Scientific, Inc. (b)	800	78,224
Vertex Pharmaceuticals, Inc. (b)(c)	2,900	206,886
Zoetis, Inc. (b)	6,400	202,624

		4,961,961

Real Estate - 0.1%
Howard Hughes Corp. (b)(c)	1,800	210,690

Retailing - 1.8%
Abercrombie & Fitch Co. (b)	5,900	221,132
Amazon.com, Inc. (b)(c)	700	254,821
American Eagle Outfitters, Inc. (b)	8,900	137,861
AutoZone, Inc. (b)(c)	500	217,345
Bed Bath & Beyond, Inc. (b)(c)	2,800	216,496
Best Buy Co., Inc. (b)	4,700	201,160
CarMax, Inc. (b)(c)	600	28,194
Dillard’s, Inc. (b)	400	32,792
Dollar General Corp. (b)(c)	2,900	167,562
Dollar Tree, Inc. (b)(c)	2,900	169,360
DSW, Inc. (b)	2,100	184,107
Expedia, Inc. (b)	5,000	294,400
Family Dollar Stores, Inc. (b)	2,500	172,200
GameStop Corp. (b)	4,625	253,542
Genuine Parts Co. (b)	600	47,298
GNC Holdings, Inc. (b)	3,800	223,516
Groupon, Inc. (b)(c)	15,100	137,863
J.C. Penney Co., Inc. (b)(c)	30,200	226,500
LKQ Corp. (b)(c)	800	26,424
Lowe’s Cos., Inc. (b)	4,900	243,922
Lumber Liquidators Holdings, Inc. (b)(c)	800	91,352
Macy’s, Inc. (b)	5,500	253,605
Netflix, Inc. (b)(c)	1,400	451,472
Nordstrom, Inc. (b)	100	6,047
priceline.com, Inc. (b)(c)	200	210,766
Ross Stores, Inc. (b)	2,300	177,905
Sears Holdings Corp. (b)(c)	3,400	197,472
Signet Jewelers Ltd. (a)(b)	400	29,864
Staples, Inc. (b)	11,600	186,992
Target Corp. (b)	2,900	187,891
The Gap, Inc. (b)	5,000	184,950
The Home Depot, Inc. (b)	2,800	218,092
Tiffany & Co. (b)	2,900	229,593
TripAdvisor, Inc. (b)(c)	3,900	322,569
Urban Outfitters, Inc. (b)(c)	4,700	178,036

		6,383,101

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

16	Stone Ridge Funds	Annual Report	October 2013

Schedule of Investments	October 31, 2013

STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
Semiconductors & Semiconductor Equipment - 0.7%
Advanced Micro Devices, Inc. (b)(c)	10,000	$33,400
Analog Devices, Inc. (b)	3,600	177,480
Applied Materials, Inc. (b)	7,000	124,950
Avago Technologies Ltd. (b)	3,600	163,548
Broadcom Corp. (b)	9,000	240,480
First Solar, Inc. (b)(c)	6,600	331,782
Intel Corp. (b)	7,800	190,554
Linear Technology Corp. (b)	4,400	181,016
Marvell Technology Group Ltd. (a)(b)	15,700	188,400
Micron Technology, Inc. (b)(c)	11,700	206,856
NVIDIA Corp. (b)	1,000	15,180
Skyworks Solutions, Inc. (b)(c)	6,300	162,414
Texas Instruments, Inc. (b)	5,500	231,440
Xilinx, Inc. (b)	3,000	136,260

		2,383,760

Software & Services - 2.0%
Accenture PLC (a)(b)	2,800	205,800
Activision Blizzard, Inc. (b)	10,800	179,712
Adobe Systems, Inc. (b)(c)	3,300	178,860
Akamai Technologies, Inc. (b)(c)	1,000	44,740
Alliance Data Systems Corp. (b)(c)	700	165,942
Ansys, Inc. (b)(c)	900	78,705
Autodesk, Inc. (b)(c)	5,000	199,550
Automatic Data Processing, Inc. (b)	200	14,994
CommVault Systems, Inc. (b)(c)	800	62,464
Computer Sciences Corp. (b)	3,400	167,484
Concur Technologies, Inc. (b)(c)	1,900	198,740
eBay, Inc. (b)(c)	3,300	173,943
Electronic Arts, Inc. (b)(c)	4,100	107,625
Facebook, Inc. (b)(c)	8,200	412,132
Factset Research Systems, Inc. (b)	300	32,682
Fidelity National Information Systems, Inc. (b)	600	29,250
Fiserv, Inc. (b)(c)	200	20,946
Fleetcor Technologies, Inc. (b)(c)	100	11,535
Google, Inc. (b)(c)	300	309,174
Guidewire Software, Inc. (b)(c)	3,591	182,136
Informatica Corp. (b)(c)	1,400	54,040
International Business Machines Corp. (b)	1,100	197,131
Jack Henry & Associates, Inc. (b)	500	27,305
LinkedIn Corp. (b)(c)	1,700	380,239
MasterCard, Inc. (b)	300	215,130
Microsoft Corp. (b)	4,600	162,610
Oracle Corp. (b)	4,000	134,000
Pandora Media, Inc. (b)(c)	9,500	238,735
Rackspace Hosting, Inc. (b)(c)	4,100	210,043
Salesforce.com, Inc. (b)(c)	3,500	186,760
ServiceNow, Inc. (b)(c)	3,500	191,135
Splunk, Inc. (b)(c)	2,769	173,644
Symantec Corp. (b)	9,300	211,482
Tableau Software, Inc. (b)(c)	2,700	165,942
Teradata Corp. (b)(c)	3,400	149,838
TIBCO Software, Inc. (b)(c)	4,700	115,432
VeriSign, Inc. (b)(c)	600	32,568
Visa, Inc. (b)	1,800	354,006
VMware, Inc. (b)(c)	4,300	349,504
Workday, Inc. (b)(c)	2,205	165,088

	SHARES	FAIR VALUE
Software & Services - 2.0% (continued)
Yahoo, Inc. (b)(c)	10,700	$352,351
Yelp, Inc. (b)(c)	3,300	223,575
Zillow, Inc. (b)(c)	2,479	197,403
Zynga, Inc. (b)(c)	5,000	17,950

		7,282,325

Technology Hardware & Equipment - 0.9%
3D Systems Corp. (b)(c)	4,000	248,960
Amphenol Corp. New (b)	1,900	152,551
Apple, Inc. (b)	600	313,410
Brocade Communications Systems, Inc. (b)(c)	4,200	33,684
Ciena Corp. (b)(c)	6,511	151,511
Cisco Systems, Inc. (b)	6,000	135,000
Corning, Inc. (b)	11,000	187,990
EMC Corp. (b)	8,200	197,374
F5 Networks, Inc. (b)(c)	2,400	195,624
Hewlett-Packard Co. (b)	5,000	121,850
JDS Uniphase Corp. (b)(c)	2,000	26,180
Juniper Networks, Inc. (b)(c)	1,000	18,640
Motorola Solutions, Inc. (b)	3,400	212,568
NetApp, Inc. (b)	6,000	232,860
Palo Alto Networks, Inc. (b)(c)	4,000	168,640
Qualcomm, Inc. (b)	3,200	222,304
SanDisk Corp. (b)	3,000	208,500
Stratasys Ltd. (a)(b)(c)	2,000	226,460
Western Digital Corp. (b)	5,300	369,039

		3,423,145

Telecommunication Services - 0.2%
AT&T, Inc. (b)	2,900	104,980
Crown Castle International Corp. (b)(c)	2,300	174,846
Sprint Corp. (b)(c)	7,224	48,618
T-Mobile US, Inc. (b)(c)	8,800	244,024
Verizon Communications, Inc. (b)	3,400	171,734

		744,202

Transportation - 0.5%
Alaska Air Group, Inc. (b)	3,200	226,112
Avis Budget Group Inc. (b)(c)	5,200	162,916
Copa Holdings SA (a)	100	14,954
CSX Corp. (b)	1,600	41,696
Delta Air Lines, Inc. (b)	7,000	184,660
FedEx Corp. (b)	400	52,400
Hertz Global Holdings, Inc. (b)(c)	2,000	45,920
Kansas City Southern (b)	1,800	218,736
Norfolk Southern Corp. (b)	800	68,816
Union Pacific Corp. (b)	1,800	272,520
United Continental Holdings, Inc. (b)(c)	6,500	220,675
United Parcel Service, Inc. (b)	1,800	176,832
US Airways Group, Inc. (b)(c)	10,500	230,685

		1,916,922

Utilities - 0.2%
CenterPoint Energy, Inc. (b)	2,000	49,200
Duke Energy Corp. (b)	400	28,692
ONEOK, Inc. (b)	7,300	412,450

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 2013	17

Schedule of Investments	October 31, 2013

STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
Utilities - 0.2% (continued)
Sempra Energy (b)	300	$27,342
The Southern Co. (b)	2,800	114,548

		632,232

TOTAL COMMON STOCKS (Cost $62,118,256)		65,476,011

REAL ESTATE INVESTMENT TRUSTS - 0.3%

Real Estate - 0.3%
American Capital Agency Corp.	8,000	173,760
American Tower Corp.	2,400	190,440
Annaly Capital Management, Inc.	12,600	148,554
Boston Properties, Inc.	100	10,350
CommonWealth REIT	7,000	170,590
Digital Realty Trust, Inc.	2,700	128,682
Simon Property Group, Inc. (b)	1,400	216,370
Weyerhaeuser Co.	1,000	30,400

		1,069,146

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,112,888)		1,069,146

INVESTMENT COMPANY - 0.0%

Closed-End Mutual Fund - 0.0%
American Capital Ltd. (c)	800	11,208

TOTAL INVESTMENT COMPANY (Cost $10,745)		11,208

RIGHTS - 0.0%

Consumer Services - 0.0%
Caesars Entertainment Corp. (Acquired 8/12/13) (c)(d)	1,000	8,640

TOTAL RIGHTS (Cost $0)		8,640

SHORT-TERM INVESTMENTS - 81.2%

Money Market Funds - 0.3%
Fidelity Institutional Money Market Funds - Money Market Portfolio - 0.04% (g)	182,563	182,563
First American Government Obligations Fund - Class Z - 0.01% (g)	182,563	182,563

	SHARES	FAIR VALUE
Money Market Funds - 0.3% (continued)
First American Prime Obligations Fund - Class Z - 0.02% (g)	182,563	$182,563
Short Term Investments Trust - Liquid Assets Portfolio - Institutional Class - 0.02% (g)	182,564	182,564
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.07% (g)	182,564	182,564

		912,817

	PRINCIPAL AMOUNT
U.S. Treasury Bills - 80.9%
0.032%, 12/05/2013 (e)(f)	$40,000,000	39,998,772
0.032%, 12/12/2013 (e)(f)	40,000,000	39,998,519
0.035%, 12/19/2013 (e)(f)	40,000,000	39,998,133
0.025%, 01/09/2014 (e)(f)	53,400,000	53,397,331
0.020%, 01/16/2014 (e)(f)	40,000,000	39,997,880
0.025%, 01/23/2014 (e)(f)	40,000,000	39,996,760
0.035%, 01/30/2014 (e)(f)	40,000,000	39,996,480

		293,383,875

TOTAL SHORT-TERM INVESTMENTS (Cost $294,298,188)		294,296,692

TOTAL INVESTMENTS (Cost $357,540,077) - 99.6%		360,861,697

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4% (h)		1,402,750

TOTAL NET ASSETS - 100.0%		$362,264,447

Percentages are stated as a percent of net assets.

(a)	Foreign issued security. Total foreign securities are $2,753,652 which represents 0.8% of net assets.
(b)	All or a portion of this security may be subject to call options written.
(c)	Non-income producing security.
(d)	Security is illiquid, restricted to resale and fair valued at October 31, 2013 using procedures approved by the Board of Trustees. The total value of positions fair valued was $8,640 or 0.0% of total net assets.
(e)	Rate shown is the effective yield based on purchased price. The calculation assumes the security is held to maturity.
(f)	All or a portion of this security is held as collateral for put options written.
(g)	Rate shown is the 7-day effective yield.
(h)	$1,230,000 is posted as initial margin on futures contracts.

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

18	Stone Ridge Funds	Annual Report	October 2013

Schedule of Investments	October 31, 2013

STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND

Written Options

DESCRIPTION	CONTRACTS	FAIR VALUE

CALL OPTIONS
3D Systems Corp., Expires 11/08/2013, Strike Price $67.00	9	$315
3D Systems Corp., Expires 11/08/2013, Strike Price $70.00	20	100
3M Co., Expires 11/01/2013, Strike Price $128.00	6	9
3M Co., Expires 11/08/2013, Strike Price $129.00	5	55
3M Co., Expires 11/16/2013, Strike Price $130.00	3	53
Abercrombie & Fitch Co., Expires 11/01/2013, Strike Price $37.00	1	57
Abercrombie & Fitch Co., Expires 11/01/2013, Strike Price $39.00	2	4
Abercrombie & Fitch Co., Expires 11/08/2013, Strike Price $37.00	8	1,476
Abercrombie & Fitch Co., Expires 11/08/2013, Strike Price $38.00	8	1,052
Abercrombie & Fitch Co., Expires 11/08/2013, Strike Price $39.00	8	724
Abercrombie & Fitch Co., Expires 11/08/2013, Strike Price $40.00	18	1,080
Abercrombie & Fitch Co., Expires 11/08/2013, Strike Price $41.00	3	111
Accenture PLC, Expires 11/01/2013, Strike Price $79.00	28	70
Actavis Plc, Expires 11/16/2013, Strike Price $170.00	11	55
Activision Blizzard, Inc., Expires 11/01/2013, Strike Price $19.00	11	22
Adobe Systems, Inc., Expires 11/16/2013, Strike Price $60.00	33	99
Advanced Micro Devices, Inc., Expires 11/16/2013, Strike Price $4.00	10	15
Air Products & Chemicals, Inc., Expires 11/16/2013, Strike Price $115.00	6	60
Akamai Technologies, Inc., Expires 11/16/2013, Strike Price $52.50	2	13
Akamai Technologies, Inc., Expires 11/16/2013, Strike Price $55.00	2	7
Alaska Air Group, Inc., Expires 11/16/2013, Strike Price $75.00	4	100
Alaska Air Group, Inc., Expires 11/16/2013, Strike Price $80.00	4	20
Alcoa, Inc., Expires 11/01/2013, Strike Price $10.00	30	30
Alcoa, Inc., Expires 11/16/2013, Strike Price $10.00	60	330
Alcoa, Inc., Expires 11/16/2013, Strike Price $11.00	50	75
Alexion Pharmaceuticals, Inc., Expires 11/01/2013, Strike Price $130.00	6	75
Alexion Pharmaceuticals, Inc., Expires 11/16/2013, Strike Price $140.00	7	193
Alexion Pharmaceuticals, Inc., Expires 11/22/2013, Strike Price $145.00	1	23
Allegheny Technologies, Inc., Expires 11/16/2013, Strike Price $37.50	12	60
Allergan, Inc./United States, Expires 11/16/2013, Strike Price $95.00	19	285
Alliance Data Systems Corp., Expires 11/16/2013, Strike Price $250.00	7	158
Amazon.com, Inc., Expires 11/16/2013, Strike Price $405.00	1	32
Amazon.com, Inc., Expires 11/16/2013, Strike Price $410.00	1	22
Amazon.com, Inc., Expires 11/16/2013, Strike Price $415.00	1	16
Amazon.com, Inc., Expires 11/16/2013, Strike Price $425.00	2	20
American Eagle Outfitters, Inc., Expires 11/16/2013, Strike Price $16.00	50	3,125
American Eagle Outfitters, Inc., Expires 11/16/2013, Strike Price $17.00	29	1,015
American Eagle Outfitters, Inc., Expires 11/16/2013, Strike Price $87.50	17	51
Amgen, Inc., Expires 11/01/2013, Strike Price $124.00	3	5
Amgen, Inc., Expires 11/08/2013, Strike Price $124.00	5	30
Amgen, Inc., Expires 11/08/2013, Strike Price $125.00	3	17
Amgen, Inc., Expires 11/16/2013, Strike Price $130.00	4	6
Amphenol Corp., Expires 11/16/2013, Strike Price $85.00	15	150
Anadarko Petroleum Corp., Expires 11/01/2013, Strike Price $100.00	10	25
Anadarko Petroleum Corp., Expires 11/01/2013, Strike Price $101.00	9	23
Analog Devices, Inc., Expires 11/16/2013, Strike Price $49.00	24	2,040
Analog Devices, Inc., Expires 11/16/2013, Strike Price $50.00	12	420
Apache Corp., Expires 11/01/2013, Strike Price $93.00	17	43
Apache Corp., Expires 11/01/2013, Strike Price $94.00	3	5
Apple, Inc., Expires 11/01/2013, Strike Price $550.00	1	3
Apple, Inc., Expires 11/01/2013, Strike Price $560.00	1	3
Apple, Inc., Expires 11/08/2013, Strike Price $560.00	1	38
Apple, Inc., Expires 11/08/2013, Strike Price $580.00	1	16
Apple, Inc., Expires 11/16/2013, Strike Price $560.00	1	106
Apple, Inc., Expires 11/16/2013, Strike Price $565.00	1	80

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 2013	19

Schedule of Investments	October 31, 2013

STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
Archer-Daniels-Midland Co., Expires 11/16/2013, Strike Price $43.00	7	$126
Archer-Daniels-Midland Co., Expires 11/16/2013, Strike Price $44.00	28	224
Archer-Daniels-Midland Co., Expires 11/16/2013, Strike Price $45.00	7	28
AT&T, Inc., Expires 11/16/2013, Strike Price $38.00	5	25
AT&T, Inc., Expires 11/22/2013, Strike Price $39.00	16	48
AutoZone, Inc., Expires 11/16/2013, Strike Price $460.00	3	60
AutoZone, Inc., Expires 11/16/2013, Strike Price $470.00	1	8
Avago Technologies Ltd., Expires 11/16/2013, Strike Price $50.00	36	270
Baker Hughes, Inc., Expires 11/16/2013, Strike Price $62.50	10	60
Bank of America Corp., Expires 11/08/2013, Strike Price $15.50	10	5
Bank of America Corp., Expires 11/16/2013, Strike Price $15.00	10	25
Bank of America Corp., Expires 11/22/2013, Strike Price $34.50	9	22
Baxter International, Inc., Expires 11/16/2013, Strike Price $75.00	5	8
Bed Bath & Beyond, Inc., Expires 11/16/2013, Strike Price $82.50	7	74
Bed Bath & Beyond, Inc., Expires 11/16/2013, Strike Price $85.00	7	18
Bed Bath & Beyond, Inc., Expires 11/16/2013, Strike Price $87.50	9	23
Best Buy Co., Inc., Expires 11/16/2013, Strike Price $48.00	7	60
Best Buy Co., Inc., Expires 11/16/2013, Strike Price $49.00	26	104
Best Buy Co., Inc., Expires 11/16/2013, Strike Price $50.00	7	21
Biogen Idec, Inc., Expires 11/16/2013, Strike Price $270.00	1	39
Biogen Idec, Inc., Expires 11/22/2013, Strike Price $280.00	3	645
Biogen Idec, Inc., Expires 11/22/2013, Strike Price $295.00	1	95
Biogen Idec, Inc., Expires 11/22/2013, Strike Price $300.00	2	125
Biomarin Pharmaceutical, Inc., Expires 11/16/2013, Strike Price $70.00	6	420
Biomarin Pharmaceutical, Inc., Expires 11/16/2013, Strike Price $75.00	18	540
BlackRock, Inc., Expires 11/16/2013, Strike Price $330.00	3	37
BlackRock, Inc., Expires 11/16/2013, Strike Price $340.00	2	40
BlackRock, Inc., Expires 11/16/2013, Strike Price $350.00	1	20
Boeing Co., Expires 11/01/2013, Strike Price $135.00	3	6
Boeing Co., Expires 11/16/2013, Strike Price $140.00	1	9
Boeing Co., Expires 11/16/2013, Strike Price $145.00	9	23
Boston Scientific Corp., Expires 11/16/2013, Strike Price $13.00	10	10
Bristol-Myers Squibb Co., Expires 11/01/2013, Strike Price $51.00	12	1,836
Bristol-Myers Squibb Co., Expires 11/08/2013, Strike Price $52.00	11	1,050
Bristol-Myers Squibb Co., Expires 11/08/2013, Strike Price $55.00	1	7
Bristol-Myers Squibb Co., Expires 11/16/2013, Strike Price $52.50	6	537
Bristol-Myers Squibb Co., Expires 11/16/2013, Strike Price $55.00	6	105
Broadcom Corp., Expires 11/01/2013, Strike Price $27.50	30	45
Broadcom Corp., Expires 11/16/2013, Strike Price $29.00	37	259
Brocade Communications Systems, Inc., Expires 11/16/2013, Strike Price $9.00	42	126
Caesars Entertainment Corp., Expires 11/16/2013, Strike Price $20.00	5	100
Capital One Financial Corp., Expires 11/16/2013, Strike Price $75.00	2	4
Capital One Financial Corp., Expires 11/16/2013, Strike Price $77.50	19	28
Casey’s General Stores, Inc., Expires 11/16/2013, Strike Price $77.50	2	70
Caterpillar, Inc., Expires 11/01/2013, Strike Price $88.00	4	2
Caterpillar, Inc., Expires 11/08/2013, Strike Price $90.00	12	6
Caterpillar, Inc., Expires 11/08/2013, Strike Price $91.00	4	4
CBOE S&P 500, Expires 11/01/2013, Strike Price $1775.00	150	3,750
CBOE S&P 500, Expires 11/01/2013, Strike Price $1780.00	10	100
CBOE S&P 500, Expires 11/01/2013, Strike Price $1785.00	5	38
Celanese Corp., Expires 11/16/2013, Strike Price $62.50	28	140
Celgene Corp., Expires 11/08/2013, Strike Price $180.00	2	11
Celgene Corp., Expires 11/16/2013, Strike Price $170.00	2	43
Celgene Corp., Expires 11/16/2013, Strike Price $175.00	2	18
Celgene Corp., Expires 11/16/2013, Strike Price $180.00	2	14
Celgene Corp., Expires 11/16/2013, Strike Price $185.00	4	16
CF Industries Holdings, Inc., Expires 11/01/2013, Strike Price $220.00	8	84
Chesapeake Energy Corp., Expires 11/01/2013, Strike Price $28.00	2	30

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

20	Stone Ridge Funds	Annual Report	October 2013

Schedule of Investments	October 31, 2013

STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
Chesapeake Energy Corp., Expires 11/01/2013, Strike Price $30.00	48	$48
Chipotle Mexican Grill, Inc., Expires 11/01/2013, Strike Price $570.00	4	20
Ciena Corp., Expires 11/16/2013, Strike Price $31.00	40	80
Ciena Corp., Expires 11/16/2013, Strike Price $32.00	25	50
Cisco Systems, Inc., Expires 11/01/2013, Strike Price $23.00	30	15
Cisco Systems, Inc., Expires 11/08/2013, Strike Price $23.50	8	24
Cisco Systems, Inc., Expires 11/08/2013, Strike Price $24.00	2	3
Cisco Systems, Inc., Expires 11/08/2013, Strike Price $25.00	10	10
CIT Group, Inc., Expires 11/16/2013, Strike Price $52.50	36	162
Citigroup, Inc., Expires 11/01/2013, Strike Price $53.50	12	6
Citigroup, Inc., Expires 11/01/2013, Strike Price $54.00	6	3
Citigroup, Inc., Expires 11/08/2013, Strike Price $54.00	18	18
Citigroup, Inc., Expires 11/08/2013, Strike Price $55.00	6	6
Cliffs Natural Resources, Inc., Expires 11/16/2013, Strike Price $28.00	10	195
Cliffs Natural Resources, Inc., Expires 11/22/2013, Strike Price $29.00	61	1,037
Cobalt International Energy, Inc., Expires 11/16/2013, Strike Price $27.50	2	20
Coca-Cola Co., Expires 11/01/2013, Strike Price $40.00	28	56
Coca-Cola Co., Expires 11/08/2013, Strike Price $40.00	7	105
Coca-Cola Co., Expires 11/08/2013, Strike Price $40.50	7	35
Coca-Cola Co., Expires 11/16/2013, Strike Price $41.00	3	18
Colfax Corp., Expires 11/16/2013, Strike Price $60.00	3	37
Colgate-Palmolive Co., Expires 11/16/2013, Strike Price $67.50	2	15
Comerica, Inc., Expires 11/16/2013, Strike Price $46.00	7	38
CommVault Systems, Inc., Expires 11/16/2013, Strike Price $87.50	4	60
CONSOL Energy, Inc., Expires 11/16/2013, Strike Price $40.00	26	156
CONSOL Energy, Inc., Expires 11/16/2013, Strike Price $42.00	8	8
Constellation Brands, Inc., Expires 11/16/2013, Strike Price $70.00	27	270
Cooper Cos, Inc., Expires 11/16/2013, Strike Price $135.00	3	135
Cooper Cos, Inc., Expires 11/16/2013, Strike Price $140.00	10	150
Costco Wholesale Corp., Expires 11/01/2013, Strike Price $122.00	1	5
Costco Wholesale Corp., Expires 11/01/2013, Strike Price $123.00	7	7
Costco Wholesale Corp., Expires 11/08/2013, Strike Price $120.00	6	183
Costco Wholesale Corp., Expires 11/08/2013, Strike Price $125.00	1	4
Crown Holdings, Inc., Expires 11/16/2013, Strike Price $42.00	17	3,060
Crown Holdings, Inc., Expires 11/16/2013, Strike Price $43.00	21	2,152
Crown Holdings, Inc., Expires 11/16/2013, Strike Price $44.00	5	262
Crown Holdings, Inc., Expires 11/16/2013, Strike Price $80.00	23	287
CSX Corp., Expires 11/16/2013, Strike Price $27.50	16	56
Cubist Pharmaceuticals, Inc., Expires 11/16/2013, Strike Price $70.00	10	250
Cubist Pharmaceuticals, Inc., Expires 11/16/2013, Strike Price $75.00	5	25
Cummins, Inc., Expires 11/08/2013, Strike Price $134.00	3	15
Cummins, Inc., Expires 11/22/2013, Strike Price $140.00	6	30
Cummins, Inc., Expires 11/22/2013, Strike Price $141.00	6	30
Cytec Industries, Inc., Expires 11/16/2013, Strike Price $90.00	21	158
Darden Restaurants, Inc., Expires 11/16/2013, Strike Price $60.00	6	15
Deere & Co., Expires 11/01/2013, Strike Price $84.00	1	3
Deere & Co., Expires 11/01/2013, Strike Price $85.00	4	8
Deere & Co., Expires 11/01/2013, Strike Price $86.00	4	6
Deere & Co., Expires 11/16/2013, Strike Price $87.50	5	27
Deere & Co., Expires 11/16/2013, Strike Price $90.00	3	4
Deere & Co., Expires 11/16/2013, Strike Price $92.50	4	4
Delta Air Lines, Inc., Expires 11/08/2013, Strike Price $28.00	20	80
Delta Air Lines, Inc., Expires 11/08/2013, Strike Price $28.50	10	10
Delta Air Lines, Inc., Expires 11/08/2013, Strike Price $29.00	10	5
Delta Air Lines, Inc., Expires 11/16/2013, Strike Price $29.00	10	40
Delta Air Lines, Inc., Expires 11/16/2013, Strike Price $30.00	10	10
Devon Energy Corp., Expires 11/01/2013, Strike Price $67.50	15	22
Devon Energy Corp., Expires 11/01/2013, Strike Price $68.00	10	15

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 2013	21

Schedule of Investments	October 31, 2013

STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
DISH Network Corp., Expires 11/01/2013, Strike Price $50.50	1	$2
DISH Network Corp., Expires 11/01/2013, Strike Price $52.00	6	15
DISH Network Corp., Expires 11/01/2013, Strike Price $52.50	10	25
DISH Network Corp., Expires 11/01/2013, Strike Price $53.00	7	17
DISH Network Corp., Expires 11/01/2013, Strike Price $56.00	12	30
Dollar General Corp., Expires 11/16/2013, Strike Price $65.00	29	72
Dollar Tree, Inc., Expires 11/16/2013, Strike Price $67.50	29	145
Dow Chemical Co., Expires 11/01/2013, Strike Price $41.00	7	3
Dow Chemical Co., Expires 11/16/2013, Strike Price $43.00	14	49
DSW, Inc., Expires 11/16/2013, Strike Price $85.00	21	6,615
Eastman Chemical Co., Expires 11/16/2013, Strike Price $82.50	6	270
Eastman Chemical Co., Expires 11/16/2013, Strike Price $85.00	7	122
Eastman Chemical Co., Expires 11/16/2013, Strike Price $87.50	9	45
eBay, Inc., Expires 11/16/2013, Strike Price $57.50	28	126
EI Du Pont De Nemours & Co., Expires 11/01/2013, Strike Price $63.50	5	5
EI Du Pont De Nemours & Co., Expires 11/01/2013, Strike Price $64.00	8	8
EI Du Pont De Nemours & Co., Expires 11/08/2013, Strike Price $64.50	10	15
EI Du Pont De Nemours & Co., Expires 11/16/2013, Strike Price $65.00	5	8
Electronic Arts, Inc., Expires 11/16/2013, Strike Price $30.00	30	90
EMC Corp., Expires 11/16/2013, Strike Price $26.00	30	75
EOG Resources, Inc., Expires 11/01/2013, Strike Price $195.00	12	24
EOG Resources, Inc., Expires 11/01/2013, Strike Price $200.00	2	13
Express Scripts Holding Co., Expires 11/16/2013, Strike Price $67.50	5	27
Express Scripts Holding Co., Expires 11/16/2013, Strike Price $70.00	13	26
Express Scripts Holding Co., Expires 11/16/2013, Strike Price $72.50	10	10
F5 Networks, Inc., Expires 11/01/2013, Strike Price $93.00	4	8
F5 Networks, Inc., Expires 11/01/2013, Strike Price $94.00	4	8
F5 Networks, Inc., Expires 11/01/2013, Strike Price $95.00	4	6
F5 Networks, Inc., Expires 11/01/2013, Strike Price $97.00	8	8
Factset Research Systems, Inc., Expires 11/16/2013, Strike Price $115.00	1	15
Factset Research Systems, Inc., Expires 11/16/2013, Strike Price $120.00	1	2
Family Dollar Stores, Inc., Expires 11/16/2013, Strike Price $75.00	1	22
Family Dollar Stores, Inc., Expires 11/16/2013, Strike Price $80.00	16	160
Family Dollar Stores, Inc., Expires 11/16/2013, Strike Price $82.50	8	60
FedEx Corp., Expires 11/16/2013, Strike Price $145.00	4	32
Ford Motor Co., Expires 11/08/2013, Strike Price $18.50	11	5
Freeport-McMoRan Copper & Gold, Inc., Expires 11/16/2013, Strike Price $40.00	39	136
Freeport-McMoRan Copper & Gold, Inc., Expires 11/01/2013, Strike Price $39.00	8	4
GameStop Corp., Expires 11/01/2013, Strike Price $58.50	15	15
GameStop Corp., Expires 11/01/2013, Strike Price $59.00	15	15
GameStop Corp., Expires 11/01/2013, Strike Price $60.00	2	2
Gap, Inc., Expires 11/16/2013, Strike Price $40.00	8	88
Gap, Inc., Expires 11/16/2013, Strike Price $41.00	38	190
Gap, Inc., Expires 11/16/2013, Strike Price $42.00	1	2
General Dynamics Corp., Expires 11/16/2013, Strike Price $28.00	10	25
General Dynamics Corp., Expires 11/16/2013, Strike Price $52.50	13	46
General Dynamics Corp., Expires 11/22/2013, Strike Price $28.00	57	200
Genuine Parts Co., Expires 11/16/2013, Strike Price $85.00	6	30
Gilead Sciences, Inc., Expires 11/08/2013, Strike Price $77.00	18	54
Gilead Sciences, Inc., Expires 11/16/2013, Strike Price $80.00	4	12
GNC Holdings, Inc., Expires 11/16/2013, Strike Price $62.50	1	15
GNC Holdings, Inc. Expires 11/16/2013, Strike Price $65.00	29	72
Goldman Sachs Group, Inc., Expires 11/01/2013, Strike Price $170.00	2	4
Goldman Sachs Group, Inc., Expires 11/01/2013, Strike Price $175.00	10	15
Google, Inc., Expires 11/01/2013, Strike Price $1140.00	1	2
Green Mountain Coffee Roasters, Inc., Expires 11/01/2013, Strike Price $71.50	5	10
Green Mountain Coffee Roasters, Inc., Expires 11/01/2013, Strike Price $77.00	4	8
Green Mountain Coffee Roasters, Inc., Expires 11/01/2013, Strike Price $78.00	1	2

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

22	Stone Ridge Funds	Annual Report	October 2013

Schedule of Investments	October 31, 2013

STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
Green Mountain Coffee Roasters, Inc., Expires 11/01/2013, Strike Price $81.00	1	$2
Green Mountain Coffee Roasters, Inc., Expires 11/01/2013, Strike Price $88.00	1	2
Green Mountain Coffee Roasters, Inc., Expires 11/08/2013, Strike Price $70.00	5	98
Green Mountain Coffee Roasters, Inc., Expires 11/08/2013, Strike Price $71.50	5	63
Green Mountain Coffee Roasters, Inc., Expires 11/08/2013, Strike Price $73.00	1	8
Green Mountain Coffee Roasters, Inc., Expires 11/08/2013, Strike Price $80.00	1	3
Green Mountain Coffee Roasters, Inc., Expires 11/08/2013, Strike Price $81.00	1	2
Green Mountain Coffee Roasters, Inc., Expires 11/16/2013, Strike Price $72.50	5	162
Guidewire Software, Inc., Expires 11/16/2013, Strike Price $55.00	35	437
Halliburton Co., Expires 11/01/2013, Strike Price $55.00	2	2
Halliburton Co., Expires 11/16/2013, Strike Price $55.00	32	1,088
Harley-Davidson, Inc., Expires 11/16/2013, Strike Price $70.00	2	11
Hartford Financial Services Group, Inc., Expires 11/16/2013, Strike Price $36.00	8	32
Herbalife Ltd., Expires 11/01/2013, Strike Price $70.50	7	28
Herbalife Ltd., Expires 11/01/2013, Strike Price $71.00	2	7
Herbalife Ltd., Expires 11/01/2013, Strike Price $74.00	4	18
Herbalife Ltd., Expires 11/01/2013, Strike Price $76.00	4	2
Herbalife Ltd., Expires 11/08/2013, Strike Price $73.50	4	26
Herbalife Ltd., Expires 11/08/2013, Strike Price $74.00	7	38
Herbalife Ltd., Expires 11/08/2013, Strike Price $74.50	3	16
Herbalife Ltd., Expires 11/22/2013, Strike Price $77.00	1	33
Hershey Co., Expires 11/16/2013, Strike Price $105.00	2	12
Hewlett-Packard Co., Expires 11/16/2013, Strike Price $27.00	14	28
Home Depot, Inc., Expires 11/01/2013, Strike Price $78.00	4	98
Home Depot, Inc., Expires 11/01/2013, Strike Price $79.00	8	24
Home Depot, Inc., Expires 11/01/2013, Strike Price $80.00	4	4
Home Depot, Inc., Expires 11/08/2013, Strike Price $79.00	4	136
Home Depot, Inc., Expires 11/08/2013, Strike Price $80.00	3	43
Honeywell International, Inc., Expires 11/16/2013, Strike Price $92.50	4	10
Illumina, Inc., Expires 11/16/2013, Strike Price $105.00	19	142
Informatica Corp., Expires 11/16/2013, Strike Price $42.50	6	90
Informatica Corp., Expires 11/16/2013, Strike Price $45.00	1	5
International Business Machines Corp., Expires 11/01/2013, Strike Price $190.00	2	2
International Business Machines Corp., Expires 11/01/2013, Strike Price $195.00	2	3
International Business Machines Corp., Expires 11/08/2013, Strike Price $190.00	4	20
International Business Machines Corp., Expires 11/08/2013, Strike Price $195.00	1	3
International Business Machines Corp., Expires 11/16/2013, Strike Price $48.00	4	16
Interpublic Group of Cos., Inc., Expires 11/16/2013, Strike Price $17.00	60	1,200
Intuitive Surgical, Inc., Expires 11/01/2013, Strike Price $410.00	5	138
JC Penney Company, Inc., Expires 11/01/2013, Strike Price $8.00	239	358
JC Penney Company, Inc., Expires 11/01/2013, Strike Price $8.50	26	13
JC Penney Company, Inc., Expires 11/01/2013, Strike Price $9.00	14	7
Johnson & Johnson, Expires 11/08/2013, Strike Price $95.00	1	5
Johnson & Johnson, Expires 11/16/2013, Strike Price $97.50	3	9
Joy Global, Inc., Expires 11/16/2013, Strike Price $60.00	7	214
JPMorgan Chase & Co., Expires 11/01/2013, Strike Price $56.50	5	3
JPMorgan Chase & Co., Expires 11/08/2013, Strike Price $56.50	5	3
JPMorgan Chase & Co., Expires 11/08/2013, Strike Price $57.50	24	12
Juniper Networks, Inc., Expires 11/16/2013, Strike Price $21.00	5	13
Kansas City Southern, Expires 11/16/2013, Strike Price $130.00	14	105
Kinder Morgan, Inc./DE, Expires 11/16/2013, Strike Price $37.50	45	293
Kroger Co., Expires 11/16/2013, Strike Price $46.00	14	35
Laboratory Corp of America Holdings, Expires 11/16/2013, Strike Price $105.00	18	315
Las Vegas Sands Corp., Expires 11/01/2013, Strike Price $76.00	4	2
Las Vegas Sands Corp., Expires 11/16/2013, Strike Price $77.50	12	66
Las Vegas Sands Corp., Expires 11/16/2013, Strike Price $82.50	4	4
Lennar Corp., Expires 11/16/2013, Strike Price $39.00	21	252
Lennar Corp., Expires 11/16/2013, Strike Price $40.00	8	56

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 2013	23

Schedule of Investments	October 31, 2013

STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
Lennar Corp., Expires 11/16/2013, Strike Price $41.00	21	$116
Lennox International, Inc., Expires 11/16/2013, Strike Price $85.00	2	40
Linear Technology Corp., Expires 11/16/2013, Strike Price $40.00	1	133
Linear Technology Corp., Expires 11/16/2013, Strike Price $41.00	43	2,580
LinkedIn Corp., Expires 11/01/2013, Strike Price $240.00	2	14
LinkedIn Corp., Expires 11/08/2013, Strike Price $265.00	2	22
LinkedIn Corp., Expires 11/16/2013, Strike Price $255.00	2	138
LinkedIn Corp., Expires 11/16/2013, Strike Price $260.00	2	96
Lockheed Martin Corp., Expires 11/16/2013, Strike Price $145.00	4	10
Lorillard, Inc., Expires 11/16/2013, Strike Price $52.50	18	585
Lorillard, Inc., Expires 11/16/2013, Strike Price $55.00	17	111
Lowe’s Cos, Inc., Expires 11/01/2013, Strike Price $51.50	6	3
Lowe’s Cos, Inc., Expires 11/01/2013, Strike Price $52.50	18	9
Lowe’s Cos, Inc., Expires 11/16/2013, Strike Price $55.00	6	9
Lumber Liquidators Holdings, Inc., Expires 11/16/2013, Strike Price $130.00	5	88
LyondellBasell Industries NV, Expires 11/16/2013, Strike Price $80.00	1	10
Macy’s, Inc., Expires 11/01/2013, Strike Price $47.00	38	114
Macy’s, Inc., Expires 11/01/2013, Strike Price $47.50	1	1
Marvell Technology Group Ltd., Expires 11/01/2013, Strike Price $12.50	10	10
Marvell Technology Group Ltd., Expires 11/01/2013, Strike Price $13.00	10	5
Marvell Technology Group Ltd., Expires 11/08/2013, Strike Price $13.00	60	120
Marvell Technology Group Ltd., Expires 11/08/2013, Strike Price $13.50	20	20
Marvell Technology Group Ltd., Expires 11/16/2013, Strike Price $13.00	30	165
MBIA, Inc., Expires 11/01/2013, Strike Price $12.00	116	174
MBIA, Inc., Expires 11/01/2013, Strike Price $12.50	20	20
MBIA, Inc., Expires 11/08/2013, Strike Price $12.50	30	120
McDonald’s Corp., Expires 11/01/2013, Strike Price $97.00	3	11
McDonald’s Corp., Expires 11/08/2013, Strike Price $98.00	3	68
McDonald’s Corp., Expires 11/08/2013, Strike Price $99.00	13	117
Mead Johnson Nutrition Co., Expires 11/16/2013, Strike Price $90.00	21	462
Medtronic, Inc., Expires 11/16/2013, Strike Price $60.00	20	140
Merck & Company, Inc., Expires 11/08/2013, Strike Price $46.50	6	24
Merck & Company, Inc., Expires 11/16/2013, Strike Price $47.00	2	13
Merck & Company, Inc., Expires 11/16/2013, Strike Price $48.00	3	7
Merck & Company, Inc., Expires 11/22/2013, Strike Price $47.50	18	72
Merck & Company, Inc., Expires 11/22/2013, Strike Price $48.00	8	24
Michael Kors Holdings Ltd., Expires 11/01/2013, Strike Price $82.00	4	10
Michael Kors Holdings Ltd., Expires 11/01/2013, Strike Price $82.50	20	100
Micron Technology, Inc., Expires 11/01/2013, Strike Price $17.50	3	72
Micron Technology, Inc., Expires 11/01/2013, Strike Price $18.50	13	13
Micron Technology, Inc., Expires 11/01/2013, Strike Price $19.00	29	14
Micron Technology, Inc., Expires 11/01/2013, Strike Price $19.50	20	10
Micron Technology, Inc., Expires 11/01/2013, Strike Price $20.50	10	5
Micron Technology, Inc., Expires 11/01/2013, Strike Price $21.00	10	5
Micron Technology, Inc., Expires 11/08/2013, Strike Price $18.00	10	270
Micron Technology, Inc., Expires 11/08/2013, Strike Price $20.50	1	1
Micron Technology, Inc., Expires 11/16/2013, Strike Price $19.00	1	17
Micron Technology, Inc., Expires 11/22/2013, Strike Price $19.00	10	260
Mondelez International, Inc., Expires 11/01/2013, Strike Price $35.00	5	5
Monsanto Co., Expires 11/01/2013, Strike Price $111.00	1	3
Monsanto Co., Expires 11/01/2013, Strike Price $112.00	6	15
Monsanto Co., Expires 11/16/2013, Strike Price $115.00	9	72
Morgan Stanley, Expires 11/16/2013, Strike Price $32.00	9	13
Mosaic Co., Expires 11/01/2013, Strike Price $47.50	8	8
Mosaic Co., Expires 11/01/2013, Strike Price $49.50	24	48
Mosaic Co., Expires 11/01/2013, Strike Price $50.00	6	6
Motorola Solutions, Inc., Expires 11/16/2013, Strike Price $67.50	17	127
Motorola Solutions, Inc., Expires 11/16/2013, Strike Price $70.00	12	42

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

24	Stone Ridge Funds	Annual Report	October 2013

Schedule of Investments	October 31, 2013

STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
Nabors Industries Ltd., Expires 11/16/2013, Strike Price $19.00	15	$75
National Oilwell Varco, Inc., Expires 11/16/2013, Strike Price $87.50	2	17
Navistar International Corp., Expires 11/08/2013, Strike Price $42.00	32	320
Navistar International Corp., Expires 11/16/2013, Strike Price $42.00	8	20
NetApp, Inc., Expires 11/01/2013, Strike Price $40.50	1	3
NetApp, Inc., Expires 11/01/2013, Strike Price $41.00	28	84
NetApp, Inc., Expires 11/01/2013, Strike Price $42.00	16	40
Netflix, Inc., Expires 11/01/2013, Strike Price $375.00	3	1
Netflix, Inc., Expires 11/01/2013, Strike Price $380.00	3	4
NIKE, Inc., Expires 11/01/2013, Strike Price $80.00	21	84
NIKE, Inc., Expires 11/16/2013, Strike Price $82.50	2	3
Nordson Corp., Expires 11/16/2013, Strike Price $80.00	12	240
Northern Trust Corp., Expires 11/16/2013, Strike Price $60.00	1	2
Nu Skin Enterprises, Inc., Expires 11/16/2013, Strike Price $130.00	15	450
Nucor Corp., Expires 11/16/2013, Strike Price $55.00	33	148
NVIDIA Corp., Expires 11/01/2013, Strike Price $16.50	10	5
Occidental Petroleum Corp., Expires 11/08/2013, Strike Price $101.00	6	90
Occidental Petroleum Corp., Expires 11/22/2013, Strike Price $103.00	6	162
Occidental Petroleum Corp., Expires 11/22/2013, Strike Price $104.00	6	114
Omnicom Group, Inc., Expires 11/16/2013, Strike Price $70.00	27	1,350
Oracle Corp., Expires 11/08/2013, Strike Price $34.50	8	28
Oracle Corp., Expires 11/16/2013, Strike Price $35.00	24	84
Pall Corp., Expires 11/16/2013, Strike Price $85.00	25	500
Palo Alto Networks, Inc., Expires 11/16/2013, Strike Price $50.00	40	600
Pandora Media, Inc., Expires 11/01/2013, Strike Price $30.50	10	25
Pandora Media, Inc., Expires 11/08/2013, Strike Price $29.50	3	15
Pandora Media, Inc., Expires 11/08/2013, Strike Price $31.00	20	50
Pandora Media, Inc., Expires 11/08/2013, Strike Price $32.00	30	75
Pandora Media, Inc., Expires 11/16/2013, Strike Price $32.00	5	25
Pandora Media, Inc., Expires 11/22/2013, Strike Price $31.00	1	43
Panera Bread Co., Expires 11/16/2013, Strike Price $170.00	2	40
Peabody Energy Corp., Expires 11/01/2013, Strike Price $20.00	44	110
Peabody Energy Corp., Expires 11/01/2013, Strike Price $20.50	10	15
Peabody Energy Corp., Expires 11/01/2013, Strike Price $21.00	10	5
Peabody Energy Corp., Expires 11/08/2013, Strike Price $20.50	34	289
Peabody Energy Corp., Expires 11/08/2013, Strike Price $21.00	10	35
Peabody Energy Corp., Expires 11/08/2013, Strike Price $21.50	20	30
PepsiCo, Inc., Expires 11/16/2013, Strike Price $87.50	21	210
PNC Financial Services Group, Inc., Expires 11/16/2013, Strike Price $80.00	23	46
Popular, Inc., Expires 11/16/2013, Strike Price $28.00	70	420
priceline.com, Inc., Expires 11/01/2013, Strike Price $1150.00	1	10
Procter & Gamble Co., Expires 11/22/2013, Strike Price $87.00	10	20
PulteGroup, Inc., Expires 11/01/2013, Strike Price $19.00	10	5
PulteGroup, Inc., Expires 11/08/2013, Strike Price $20.00	10	10
PulteGroup, Inc., Expires 11/16/2013, Strike Price $20.00	10	35
PulteGroup, Inc., Expires 11/22/2013, Strike Price $20.50	60	240
PVH Corp., Expires 11/16/2013, Strike Price $140.00	14	105
Qualcomm, Inc., Expires 11/01/2013, Strike Price $70.00	4	30
Qualcomm, Inc., Expires 11/01/2013, Strike Price $70.50	22	44
Quest Diagnostics, Inc., Expires 11/16/2013, Strike Price $65.00	15	112
Questcor Pharmaceuticals, Inc., Expires 11/01/2013, Strike Price $66.50	15	150
Questcor Pharmaceuticals, Inc., Expires 11/08/2013, Strike Price $71.00	14	350
Regeneron Pharmaceuticals, Inc., Expires 11/01/2013, Strike Price $330.00	6	105
Ross Stores, Inc., Expires 11/16/2013, Strike Price $80.00	21	420
Ross Stores, Inc., Expires 11/16/2013, Strike Price $82.50	2	10
Safeway, Inc., Expires 11/16/2013, Strike Price $41.00	1	10
Salesforce.com, Inc., Expires 11/01/2013, Strike Price $57.50	5	2
Salesforce.com, Inc., Expires 11/01/2013, Strike Price $59.00	8	4

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 2013	25

Schedule of Investments	October 31, 2013

STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
Salesforce.com, Inc., Expires 11/08/2013, Strike Price $60.00	10	$50
Salesforce.com, Inc., Expires 11/16/2013, Strike Price $60.00	4	40
Salesforce.com, Inc., Expires 11/16/2013, Strike Price $62.50	3	12
SanDisk Corp., Expires 11/01/2013, Strike Price $71.50	5	12
SanDisk Corp., Expires 11/01/2013, Strike Price $72.50	5	5
SanDisk Corp., Expires 11/01/2013, Strike Price $73.00	7	7
SanDisk Corp., Expires 11/01/2013, Strike Price $74.00	4	4
SanDisk Corp., Expires 11/16/2013, Strike Price $77.50	7	42
Schlumberger Ltd., Expires 11/01/2013, Strike Price $97.00	10	15
Schlumberger Ltd., Expires 11/16/2013, Strike Price $100.00	6	57
Schlumberger Ltd., Expires 11/16/2013, Strike Price $105.00	3	7
Seadrill Ltd., Expires 11/16/2013, Strike Price $50.00	38	190
Signet Jewelers Ltd., Expires 11/16/2013, Strike Price $85.00	4	960
Simon Property Group, Inc., Expires 11/16/2013, Strike Price $165.00	11	77
SolarCity Corp., Expires 11/01/2013, Strike Price $70.50	10	50
SolarCity Corp., Expires 11/01/2013, Strike Price $71.00	10	50
SolarCity Corp., Expires 11/01/2013, Strike Price $72.00	5	25
Splunk, Inc., Expires 11/16/2013, Strike Price $75.00	27	270
St. Jude Medical, Inc., Expires 11/16/2013, Strike Price $60.00	5	75
Staples, Inc., Expires 11/16/2013, Strike Price $18.00	116	290
Starwood Hotels & Resorts Worldwide, Inc., Expires 11/16/2013, Strike Price $80.00	12	42
State Street Corp., Expires 11/16/2013, Strike Price $75.00	12	54
Symantec Corp., Expires 11/16/2013, Strike Price $25.00	30	90
Tableau Software, Inc., Expires 11/16/2013, Strike Price $75.00	22	385
Target Corp., Expires 11/01/2013, Strike Price $68.00	5	5
Target Corp., Expires 11/01/2013, Strike Price $68.50	3	3
Target Corp., Expires 11/08/2013, Strike Price $67.00	3	13
Target Corp., Expires 11/08/2013, Strike Price $67.50	1	2
Target Corp., Expires 11/08/2013, Strike Price $69.00	6	6
Target Corp., Expires 11/08/2013, Strike Price $69.50	6	6
Target Corp., Expires 11/16/2013, Strike Price $70.00	1	1
Terex Corp., Expires 11/16/2013, Strike Price $39.00	35	262
Terex Corp., Expires 11/16/2013, Strike Price $40.00	8	20
Terex Corp., Expires 11/16/2013, Strike Price $41.00	8	20
Tesla Motors, Inc., Expires 11/01/2013, Strike Price $170.00	1	3
Tesla Motors, Inc., Expires 11/01/2013, Strike Price $190.00	1	1
Tesla Motors, Inc., Expires 11/01/2013, Strike Price $195.00	1	1
Tesla Motors, Inc., Expires 11/01/2013, Strike Price $200.00	5	5
Tesla Motors, Inc., Expires 11/01/2013, Strike Price $205.00	1	1
Tesla Motors, Inc., Expires 11/01/2013, Strike Price $215.00	2	2
Tesoro Corp., Expires 11/01/2013, Strike Price $50.50	18	90
Tesoro Corp., Expires 11/01/2013, Strike Price $51.00	11	27
Texas Instruments, Inc., Expires 11/01/2013, Strike Price $41.00	8	880
Texas Instruments, Inc., Expires 11/01/2013, Strike Price $41.50	7	437
Texas Instruments, Inc., Expires 11/16/2013, Strike Price $43.00	28	756
Textron, Inc., Expires 11/16/2013, Strike Price $31.00	60	360
The ADT Corp., Expires 11/16/2013, Strike Price $45.00	8	200
The ADT Corp., Expires 11/16/2013, Strike Price $46.00	14	210
The ADT Corp., Expires 11/16/2013, Strike Price $47.00	21	210
Theravance, Inc., Expires 11/16/2013, Strike Price $44.00	35	175
Theravance, Inc., Expires 11/16/2013, Strike Price $45.00	7	35
Thermo Fisher Scientific, Inc., Expires 11/16/2013, Strike Price $105.00	5	25
TIBCO Software, Inc., Expires 11/16/2013, Strike Price $29.00	47	235
Tiffany & Co., Expires 11/01/2013, Strike Price $82.00	12	24
Tiffany & Co., Expires 11/01/2013, Strike Price $83.00	6	24
Tiffany & Co., Expires 11/16/2013, Strike Price $87.50	4	14
Toll Brothers, Inc., Expires 11/16/2013, Strike Price $36.00	2	15
Toll Brothers, Inc., Expires 11/16/2013, Strike Price $37.00	19	47

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

26	Stone Ridge Funds	Annual Report	October 2013

Schedule of Investments	October 31, 2013

STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
TripAdvisor, Inc., Expires 11/16/2013, Strike Price $85.00	19	$3,372
TripAdvisor, Inc., Expires 11/16/2013, Strike Price $87.50	4	420
Tyson Foods, Inc., Expires 11/16/2013, Strike Price $31.00	1	2
Under Armour, Inc., Expires 11/01/2013, Strike Price $85.00	4	10
Under Armour, Inc., Expires 11/08/2013, Strike Price $90.00	8	20
Under Armour, Inc., Expires 11/16/2013, Strike Price $92.50	4	10
Under Armour, Inc., Expires 11/22/2013, Strike Price $91.00	4	50
Under Armour, Inc., Expires 11/22/2013, Strike Price $92.00	4	30
Under Armour, Inc., Expires 11/22/2013, Strike Price $93.00	4	20
Union Pacific Corp., Expires 11/01/2013, Strike Price $160.00	8	12
Union Pacific Corp., Expires 11/08/2013, Strike Price $165.00	2	5
Union Pacific Corp., Expires 11/16/2013, Strike Price $165.00	2	6
United Continental Holdings, Inc., Expires 11/16/2013, Strike Price $36.00	47	1,598
United Continental Holdings, Inc., Expires 11/16/2013, Strike Price $37.00	9	171
United Parcel Service, Inc., Expires 11/01/2013, Strike Price $100.00	9	45
United Parcel Service, Inc., Expires 11/08/2013, Strike Price $102.00	6	18
United Rentals, Inc., Expires 11/16/2013, Strike Price $75.00	27	67
United States Steel Corp., Expires 11/08/2013, Strike Price $27.00	51	408
United States Steel Corp., Expires 11/16/2013, Strike Price $28.00	20	120
United Technologies Corp., Expires 11/01/2013, Strike Price $112.00	10	25
United Technologies Corp., Expires 11/08/2013, Strike Price $115.00	3	9
United Technologies Corp., Expires 11/08/2013, Strike Price $116.00	3	7
UnitedHealth Group, Inc., Expires 11/08/2013, Strike Price $76.00	4	2
UnitedHealth Group, Inc., Expires 11/16/2013, Strike Price $75.00	4	4
Urban Outfitters, Inc., Expires 11/16/2013, Strike Price $39.00	23	690
Urban Outfitters, Inc., Expires 11/16/2013, Strike Price $40.00	24	240
US Airways Group, Inc., Expires 11/01/2013, Strike Price $24.50	34	153
US Airways Group, Inc., Expires 11/01/2013, Strike Price $25.00	10	10
US Airways Group, Inc., Expires 11/08/2013, Strike Price $25.00	12	48
US Airways Group, Inc., Expires 11/16/2013, Strike Price $26.00	25	200
Valero Energy Corp., Expires 11/01/2013, Strike Price $42.50	1	3
Valero Energy Corp., Expires 11/08/2013, Strike Price $44.00	14	112
Valero Energy Corp., Expires 11/16/2013, Strike Price $46.00	7	21
Valmont Industries, Inc., Expires 11/16/2013, Strike Price $145.00	9	630
Valmont Industries, Inc., Expires 11/16/2013, Strike Price $150.00	2	85
Valmont Industries, Inc., Expires 11/16/2013, Strike Price $155.00	2	145
Verizon Communications, Inc., Expires 11/16/2013, Strike Price $55.00	34	51
Vertex Pharmaceuticals, Inc., Expires 11/08/2013, Strike Price $77.00	7	175
Vertex Pharmaceuticals, Inc., Expires 11/16/2013, Strike Price $80.00	1	25
Vertex Pharmaceuticals, Inc., Expires 11/16/2013, Strike Price $82.50	1	10
Vertex Pharmaceuticals, Inc., Expires 11/22/2013, Strike Price $80.00	4	140
Vertex Pharmaceuticals, Inc., Expires 11/22/2013, Strike Price $81.00	4	100
Vertex Pharmaceuticals, Inc., Expires 11/22/2013, Strike Price $82.00	4	80
Vertex Pharmaceuticals, Inc., Expires 11/22/2013, Strike Price $83.00	4	60
Vertex Pharmaceuticals, Inc., Expires 11/22/2013, Strike Price $84.00	4	40
VF Corp., Expires 11/16/2013, Strike Price $230.00	8	80
VMware, Inc., Expires 11/16/2013, Strike Price $90.00	1	17
VMware, Inc., Expires 11/16/2013, Strike Price $92.50	20	250
Walgreen Co., Expires 11/01/2013, Strike Price $62.00	5	8
Walgreen Co., Expires 11/08/2013, Strike Price $63.00	5	25
Walgreen Co., Expires 11/08/2013, Strike Price $63.50	5	15
Walgreen Co., Expires 11/08/2013, Strike Price $64.00	5	10
Walgreen Co., Expires 11/08/2013, Strike Price $65.00	5	8
Walgreen Co., Expires 11/16/2013, Strike Price $65.00	5	15
Walt Disney Co., Expires 11/01/2013, Strike Price $70.00	21	31
Walt Disney Co., Expires 11/01/2013, Strike Price $72.50	4	4
Watsco, Inc., Expires 11/16/2013, Strike Price $105.00	9	135
WellPoint, Inc., Expires 11/16/2013, Strike Price $92.50	16	40

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 2013	27

Schedule of Investments	October 31, 2013

STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
Wells Fargo & Co., Expires 11/01/2013, Strike Price $44.00	19	$10
Wells Fargo & Co., Expires 11/08/2013, Strike Price $44.00	7	11
Wells Fargo & Co., Expires 11/08/2013, Strike Price $44.50	7	7
Western Digital Corp., Expires 11/16/2013, Strike Price $80.00	21	368
Western Digital Corp., Expires 11/16/2013, Strike Price $85.00	5	48
Whirlpool Corp., Expires 11/16/2013, Strike Price $170.00	12	36
Whole Food Markets, Inc., Expires 11/01/2013, Strike Price $67.50	17	9
Whole Foods Market, Inc., Expires 11/01/2013, Strike Price $67.00	5	3
Wolverine World Wide, Inc., Expires 11/16/2013, Strike Price $65.00	5	38
Workday, Inc., Expires 11/16/2013, Strike Price $92.50	1	8
Workday, Inc., Expires 11/16/2013, Strike Price $95.00	21	263
WR Grace & Co., Expires 11/16/2013, Strike Price $97.50	10	150
WR Grace & Co., Expires 11/16/2013, Strike Price $100.00	9	45
WW Grainger, Inc., Expires 11/16/2013, Strike Price $280.00	7	455
Wynn Resorts Ltd., Expires 11/01/2013, Strike Price $175.00	2	5
Wynn Resorts Ltd., Expires 11/01/2013, Strike Price $190.00	1	2
Wynn Resorts Ltd., Expires 11/08/2013, Strike Price $185.00	1	6
Wynn Resorts Ltd., Expires 11/08/2013, Strike Price $190.00	1	5
Xilinx, Inc., Expires 11/16/2013, Strike Price $48.00	24	96
Xilinx, Inc., Expires 11/16/2013, Strike Price $50.00	6	9
Yahoo, Inc., Expires 11/01/2013, Strike Price $35.00	17	9
Yahoo, Inc., Expires 11/16/2013, Strike Price $35.00	2	41
Yahoo, Inc., Expires 11/16/2013, Strike Price $36.00	26	247
Yahoo, Inc., Expires 11/16/2013, Strike Price $37.00	9	36
Yelp, Inc., Expires 11/01/2013, Strike Price $71.50	1	10
Yelp, Inc., Expires 11/08/2013, Strike Price $76.00	4	124
Yelp, Inc., Expires 11/08/2013, Strike Price $78.00	4	80
Yelp, Inc., Expires 11/08/2013, Strike Price $79.00	17	170
Yelp, Inc., Expires 11/16/2013, Strike Price $80.00	1	45
Yum! Brands, Inc., Expires 11/16/2013, Strike Price $72.50	12	84
Zillow, Inc., Expires 11/01/2013, Strike Price $91.00	3	8
Zillow, Inc., Expires 11/01/2013, Strike Price $93.00	12	30
Zillow, Inc., Expires 11/01/2013, Strike Price $94.00	4	10
Zillow, Inc., Expires 11/01/2013, Strike Price $97.00	1	3
Zoetis, Inc., Expires 11/01/2013, Strike Price $35.00	6	15
Zynga, Inc., Expires 11/01/2013, Strike Price $4.00	40	20

TOTAL CALL OPTIONS (Premiums Received $109,613)		83,941

PUT OPTIONS
CBOE S&P 500, Expires 11/01/2013, Strike Price $1750.00	219	29,565
CBOE S&P 500, Expires 11/01/2013, Strike Price $1755.00	1,211	278,530
CBOE S&P 500, Expires 11/01/2013, Strike Price $1760.00	111	45,510
CBOE S&P 500, Expires 11/01/2013, Strike Price $1765.00	50	42,750

TOTAL PUT OPTIONS (Premiums Received $1,149,873)		396,355

TOTAL WRITTEN OPTIONS (Premiums Received $1,259,486)		$480,296

Schedule of Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS SOLD	NOTIONAL VALUE	UNREALIZED DEPRECIATION
S&P 500 Emini, December 2013 Settlement	300	$26,265,000	$(11,423)

Total Futures Contracts Sold		$26,265,000	$(11,423)

The accompanying footnotes are an integral part of these Schedules of Investments.

28	Stone Ridge Funds	Annual Report	October 2013

Schedule of Investments	October 31, 2013

STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
COMMON STOCKS - 3.7%

Automobiles & Components - 0.1%
Federal-Mogul Corp. (a)(b)	2,600	$53,274
Tower International, Inc. (a)(b)	2,100	44,562

		97,836

Banks - 0.0%
CapitalSource, Inc. (a)	3,800	49,704

Capital Goods - 0.0%
Capstone Turbine Corp. (a)(b)	20,000	25,400
Wabash National Corp. (a)(b)	4,200	48,972

		74,372

Commercial & Professional Services - 0.1%
WageWorks, Inc. (a)(b)	1,100	56,331

Consumer Durables & Apparel - 0.1%
Crocs, Inc. (a)(b)	3,300	40,194
JAKKS Pacific, Inc. (a)	8,600	55,384
Nautilus, Inc. (a)(b)	6,800	54,128

		149,706

Consumer Services - 0.2%
Boyd Gaming Corp. (a)(b)	3,700	39,072
Bridgepoint Education, Inc. (a)(b)	2,700	52,920
Caesars Entertainment Corp. (a)(b)	2,500	43,550
SHFL Entertainment, Inc. (a)(b)	2,000	46,360
Weight Watchers International, Inc. (a)	1,200	38,532

		220,434

Energy - 0.3%
Alpha Natural Resources, Inc. (a)(b)	7,700	53,900
Arch Coal, Inc. (a)	10,000	42,400
CARBO Ceramics, Inc. (a)	500	62,670
Goodrich Petroleum Corp. (a)(b)	2,300	53,797
McDermott International, Inc. (a)(b)(c)	6,300	44,541
Nuverra Environmental Solutions, Inc. (a)(b)	15,400	37,576

		294,884

Food & Staples Retailing - 0.0%
SUPERVALU, Inc. (a)(b)	5,700	40,071

Food, Beverage & Tobacco - 0.0%
Boulder Brands, Inc. (a)(b)	2,800	45,892

Health Care Equipment & Services - 0.5%
Abaxis, Inc. (a)	1,100	39,303
Air Methods Corp. (a)	1,100	48,092
Amedisys, Inc. (a)(b)	2,500	40,700
Anika Therapeutics, Inc. (a)(b)	2,000	59,740
DexCom, Inc. (a)(b)	1,700	48,841
MAKO Surgical Corp. (a)(b)	3,000	89,430
Medidata Solutions, Inc. (a)(b)	500	55,155
Orthofix International NV (a)(b)	1,900	38,931
Rockwell Medical, Inc. (a)(b)	9,200	105,984

		526,176

Household & Personal Products - 0.1%
Elizabeth Arden, Inc. (a)(b)	1,300	47,047

	SHARES	FAIR VALUE
Materials - 0.3%
Allied Nevada Gold Corp. (a)(b)	12,100	$49,368
Century Aluminum Co. (a)(b)	5,200	45,136
Coeur Mining Inc. (a)(b)	3,300	40,293
Compass Minerals International, Inc. (a)	600	44,682
Hecla Mining Co. (a)	13,600	42,432
Intrepid Potash, Inc. (a)	3,500	51,975
Molycorp, Inc. (a)(b)	6,700	33,969
Walter Energy, Inc. (a)	3,500	55,615

		363,470

Media - 0.1%
Digital Generation, Inc. (a)(b)	3,800	48,070
Entravision Communications Corp. (a)	7,700	51,898

		99,968

Pharmaceuticals, Biotechnology & Life Sciences - 0.6%
Celldex Therapeutics, Inc. (a)(b)	2,400	54,984
Dendreon Corp. (a)(b)	13,300	34,181
Halozyme Therapeutics, Inc. (a)(b)	6,700	78,055
Immunomedics, Inc. (a)(b)	8,900	33,731
Infinity Pharmaceuticals, Inc. (a)(b)	2,400	32,520
Insmed, Inc. (a)(b)	4,300	61,232
InterMune, Inc. (a)(b)	3,000	42,270
NPS Pharmaceuticals, Inc. (a)(b)	2,000	57,560
Osiris Therapeutics, Inc. (a)(b)	2,300	30,613
Puma Biotechnology, Inc. (a)(b)	900	34,479
Sarepta Therapeutics, Inc. (a)(b)	1,300	50,622
Sequenom, Inc. (a)(b)(b)	14,300	27,456
Stemline Therapeutics, Inc. (a)(b)	1,300	36,179
TESARO, Inc. (a)(b)	1,300	50,050
Vanda Pharmaceuticals, Inc. (a)(b)	4,100	29,356

		653,288

Retailing - 0.1%
Big 5 Sporting Goods Corp. (a)	2,300	43,493
Body Central Corp. (a)(b)	6,400	35,840
Overstock.com, Inc. (a)(b)	1,500	35,145
RadioShack Corp. (a)(b)	16,300	45,803

		160,281

Semiconductors & Semiconductor Equipment - 0.2%
Advanced Micro Devices, Inc. (a)(b)	12,300	41,082
Applied Micro Circuits Corp. (a)(b)	3,900	45,474
SunEdison, Inc. (a)(b)	6,100	56,730
SunPower Corp. (a)(b)	2,000	60,380

		203,666

Software & Services - 0.6%
Active Network, Inc. (a)(b)	4,600	66,424
Advent Software, Inc. (a)	1,600	53,680
Bankrate, Inc. (a)(b)	2,600	43,784
Ellie Mae, Inc. (a)(b)	1,500	43,350
Imperva, Inc. (a)(b)	1,000	38,340
Jive Software, Inc. (a)(b)	3,400	37,026
NIC, Inc. (a)	2,000	49,240
ServiceSource International, Inc. (a)(b)	3,900	42,198
Synchronoss Technologies, Inc. (a)(b)	1,300	45,006
Trulia, Inc. (a)(b)	1,000	39,970

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 2013	29

Schedule of Investments	October 31, 2013

STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
Software & Services - 0.6% (continued)
ValueClick, Inc. (a)(b)	2,100	$40,341
Vringo, Inc. (a)(b)	13,300	37,506
WebMD Health Corp. (a)(b)	1,300	45,786
Zynga, Inc. (a)(b)	15,000	53,850

		636,501

Technology Hardware & Equipment - 0.2%
Alliance Fiber Optics Products, Inc. (a)	1,400	25,998
Cray, Inc. (a)(b)	1,600	35,776
Fusion-io, Inc. (a)(b)	4,000	43,000
Ixia (a)(b)	2,800	39,704
Silicon Graphics International Corp. (a)(b)	3,000	38,310
Ubiquiti Networks, Inc. (a)	1,700	65,586
Uni-Pixel, Inc. (a)(b)	2,700	44,415

		292,789

Telecommunication Services - 0.1%
Inteliquent, Inc. (a)	5,900	75,815
Leap Wireless International, Inc. (a)(b)	2,700	43,470
NII Holdings, Inc. (a)(b)	6,900	23,736

		143,021

Transportation - 0.1%
Arkansas Best Corp. (a)	2,000	54,740
XPO Logistics, Inc. (a)(b)	2,000	40,360

		95,100

TOTAL COMMON STOCKS (Cost $4,074,987)		4,250,537

CONTINGENT VALUE RIGHTS - 0.0%

Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
Trius Therapeutics, Inc. Contingent Value Right (Acquired 8/12/13) (b)(d)	3,300	—

TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		—

RIGHTS - 0.0%

Consumer Services - 0.0%
Caesars Entertainment Corp. (Acquired 8/12/13) (b)(d)	2,500	21,600

TOTAL RIGHTS (Cost $0)		21,600

	SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 96.2%

Money Market Funds - 0.1%
Fidelity Institutional Money Market Funds - Money Market Portfolio - 0.01% (g)	32,020	$32,020
First American Government Obligations Fund - Class Z - 0.01% (g)	32,020	32,020
First American Prime Obligations Fund - Class Z - 0.02% (g)	32,019	32,019
Short Term Investments Trust - Liquid Assets Portfolio - Institutional Class - 0.02% (g)	32,019	32,019
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.07% (g)	32,020	32,020

		160,098

	PRINCIPAL AMOUNT
U.S. Treasury Bills - 96.1%
0.032%, 12/05/2013 (e)(f)	$15,000,000	14,999,540
0.032%, 12/12/2013 (e)(f)	15,000,000	14,999,445
0.035%, 12/19/2013 (e)(f)	15,000,000	14,999,300
0.025%, 01/09/2014 (e)(f)	19,300,000	19,299,035
0.020%, 01/16/2014 (e)(f)	15,000,000	14,999,205
0.025%, 01/23/2014 (e)(f)	15,000,000	14,998,785
0.035%, 01/30/2014 (e)(f)	15,000,000	14,998,680

		109,293,990

TOTAL SHORT-TERM INVESTMENTS (Cost $109,454,648)		109,454,088

TOTAL INVESTMENTS (Cost $113,529,635) - 99.9%		113,726,225

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		98,594

TOTAL NET ASSETS - 100.0%		$113,824,819

Percentages are stated as a percent of net assets.

(a)	All or portion of this security may be subject to call options written.
(b)	Non-income producing security.
(c)	Foreign issued security. Total foreign securities are $44,541 which represent 0.0% of net assets.
(d)	Security is illiquid, restricted to resale fair valued at October 31, 2013 using procedures approved by the Board of Trustees. The total value of positions fair valued was $21,600 or 0.0% of total net assets.
(e)	Rate shown is the effective yield based on purchased price. The calculation assumes the security is held to maturity.
(f)	All or a portion of security is held as collateral for put options written.
(g)	Rate shown is the 7-day effective yield.

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

30	Stone Ridge Funds	Annual Report	October 2013

Schedules of Investments	October 31, 2013

STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND

Written Options

DESCRIPTION	CONTRACTS	VALUE
CALL OPTIONS
CBOE Russell 2000, Expires 11/01/2013, Strike Price $1,130.	42	$105

TOTAL CALL OPTIONS (Premiums Received $13,458)		105

PUT OPTIONS
CBOE Russell 2000, Expires 11/01/2013, Strike Price $1,100.	792	146,520
CBOE Russell 2000, Expires 11/01/2013, Strike Price $1,110.	152	136,040

TOTAL PUT OPTIONS (Premiums Received $351,773)		282,560

TOTAL WRITTEN OPTIONS (Premiums Received $365,231)		$282,665

The accompanying footnotes are an integral part of these Schedules of Investments.

Stone Ridge Funds	Annual Report	October 2013	31

Schedule of Investments	October 31, 2013

STONE RIDGE U.S. MASTER VARIANCE RISK PREMIUM FUND

INVESTMENT COMPANIES - 99.8%	SHARES	FAIR VALUE

Open-End Mutual Funds - 99.8%
Stone Ridge U.S. Small Cap Variance Risk Premium Fund - Class I (a)	7,040,135	$74,977,437
Stone Ridge U.S. Variance Risk Premium Fund - Class I (a)	14,391,969	150,827,835

TOTAL INVESTMENT COMPANIES (Cost $217,889,852)		225,805,272

SHORT-TERM INVESTMENTS - 0.5%

Money Market Funds - 0.5%
Fidelity Institutional Money Market Funds - Money Market Portfolio - 0.01% (b)	235,485	235,485
First American Government Obligations Fund - Class Z - 0.01% (b)	235,485	235,485
First American Prime Obligations Fund - Class Z - 0.02% (b)	235,485	235,485
Short Term Investments Trust - Liquid Assets Portfolio - Institutional Class - 0.02% (b)	235,485	235,485
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.07% (b)	235,485	235,486

TOTAL SHORT-TERM INVESTMENTS (Cost $1,177,426)		1,177,426

TOTAL INVESTMENTS (Cost $219,067,278) - 100.3%		226,982,698

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%		(669,020)

TOTAL NET ASSETS - 100.0%		$226,313,678

Percentages are stated as a percent of net assets.

(a)	Affiliated company. See Footnote 10.
(b)	Rate shown is the 7-day effective yield.

The accompanying footnotes are an integral part of these Schedules of Investments.

32	Stone Ridge Funds	Annual Report	October 2013

Statement of Assets and Liabilities	October 31, 2013

	STONE RIDGE REINSURANCE RISK PREMIUM FUND	STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND	STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND	STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND	STONE RIDGE U.S. MASTER VARIANCE RISK PREMIUM FUND
ASSETS:
Investments, at fair value(1)
Unaffiliated issuers	$501,925,849	$204,497,199	$360,861,697	$113,726,225	$1,177,426
Affiliated issuers (See Note 10)	—	—	—	—	225,805,272
Interest receivable	2,978,831	1,512,759	17	6	10
Dividend receivable	—	—	46,007	150	—
Receivable for fund shares sold	32,450	13,351	556,220	286,433	140,790
Receivable for investments sold	5,827,022	1,288,568	32,732	721,685	—
Foreign currencies, at value(2)	625,425	92,327	—	—	—
Cash	312,257	213,693	196,016	252,309	—
Due from broker	—	—	1,519,540	—	—
Deferred offering expenses (See Note 6)	53,738	28,198	94,762	30,395	114,519
Other assets	31,621	15,564	14,756	7,487	12,679
Total assets	511,787,193	207,661,659	363,321,747	115,024,690	227,250,696
LIABILITIES:
Payable for fund shares redeemed	22,711	9,251	22,915	26,758	31,776
Options written, at fair value(3)	—	—	480,296	282,665	—
Payable for investment securities purchased	—	—	14,537	644,575	795,000
Payable to Investment Adviser	560,755	209,155	291,552	110,050	—
Payable to Chief Compliance Officer	17,628	17,504	18,414	17,506	—
Payable to Trustees	18,074	7,402	12,235	3,832	—
Accrued distribution fees	42,554	17,351	23,245	1,470	19,595
Other accrued expenses	274,779	172,276	194,106	113,015	90,647
Total liabilities	936,501	432,939	1,057,300	1,199,871	937,018
Total net assets	$510,850,692	$207,228,720	$362,264,447	$113,824,819	$226,313,678

NET ASSETS CONSIST OF:
Capital stock	$492,122,435	$198,907,529	$349,855,484	$109,386,305	$218,391,358
Accumulated net investment income (loss)	1,618,128	907,424	—	—	—
Accumulated undistributed net realized gain (loss) on investments	(236,047)	(75,103)	8,319,575	4,159,358	6,900
Unrealized appreciation (depreciation) on:
Investments and foreign currency translation	17,346,176	7,488,870	3,321,620	196,590	7,915,420
Futures contracts	—	—	(11,423)	—	—
Options written	—	—	779,191	82,566	—
Total net assets	$510,850,692	$207,228,720	$362,264,447	$113,824,819	$226,313,678

Class I
Net Assets	$360,434,428	$145,994,897	$264,883,202	$100,579,196	$146,295,918
Shares outstanding	34,783,027	14,029,257	25,275,656	9,442,913	14,070,697
Class I Net asset value, offering and redemption price per share	$10.36	$10.41	$10.48	$10.65	$10.40
Class M
Net Assets	$150,416,264	$61,233,823	$97,381,245	$13,245,623	$80,017,760
Shares outstanding	14,509,605	5,882,281	9,301,482	1,244,693	7,697,435
Class M Net asset value, offering and redemption price per share	$10.37	$10.41	$10.47	$10.64	$10.40

(1) Cost of Investments
Unaffiliated issuers	$484,581,195	$197,011,359	$357,540,077	$113,529,635	$1,177,426
Affiliated issuers (See Note 10)	—	—	—	—	217,889,852
(2) Cost of foreign currencies	623,401	89,249	—	—	—
(3) Premiums received	—	—	1,259,486	365,231	—

The accompanying notes are an integral part of these financial statements.

Stone Ridge Funds	Annual Report	October 2013	33

Statement of Operations	For the period ended October 31, 2013

	STONE RIDGE REINSURANCE RISK PREMIUM FUND(1)	STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND(1)	STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND(2)	STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND(2)	STONE RIDGE U.S. MASTER VARIANCE RISK PREMIUM FUND(3)
INVESTMENT INCOME:
Dividend income
Affiliated issuers (See Note 10)	$—	$—	$—	$—	$4,959,211
Unaffiliated issuers	—	—	294,630	2,114	—
Interest income	11,967,152	6,171,780	40,650	11,711	79
Other income	—	—	—	3,601	—
Total investment income	11,967,152	6,171,780	335,280	17,426	4,959,290
Advisory fees (See Note 4)	4,978,393	2,007,066	1,782,965	530,851	—
Fund accounting and administration fees	310,115	125,207	120,823	37,052	210
Legal fees	237,928	95,544	67,196	22,548	61,448
Offering costs	177,992	92,548	62,332	29,900	39,444
Distribution (12b-1) fees — Class M Only	156,295	63,224	70,613	6,001	42,898
Transfer agency fees and expenses	108,068	82,996	27,776	17,484	39,706
Audit and tax related fees	95,132	90,872	62,008	62,008	35,498
Federal and state registration fees	78,564	34,774	50,072	16,288	29,476
Trustees fees and expenses	33,000	13,408	20,196	6,154	—
Custody fees	19,027	7,303	114,336	3,971	240
Chief Compliance Officer fees	17,628	17,504	18,414	17,506	—
Other expenses	105,852	47,416	30,616	19,209	15,624
Total expenses before Adviser waiver	6,317,994	2,677,862	2,427,347	768,972	264,544
Expenses waived by Adviser (See Note 4)	(93,761)	(67,746)	(91,746)	(33,880)	—
Net expenses before Adviser recoupment	6,224,233	2,610,116	2,335,601	735,092	264,544
Expenses recouped by Adviser (See Note 4)	130,299	62,162	9,427	14,125	—
Total net expenses	6,354,532	2,672,278	2,345,028	749,217	264,544
Net investment income (loss)	5,612,620	3,499,502	(2,009,748)	(731,791)	4,694,746
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS :
Net realized gain (loss) on:
Investments
Affiliated issuers (See Note 10)	—	—	—	—	842
Unaffiliated issuers	92,837	54,785	1,225,836	(135,953)	—
Options written	—	—	18,389,959	7,810,409	—
Futures contracts	—	—	(1,482,483)	(394,417)	—
Foreign currency translation	(120,386)	15,142	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	16,080,802	7,479,897	3,321,620	196,590	7,915,420
Options written	—	—	779,191	82,566	—
Futures contracts	—	—	(11,423)	—	—
Foreign currency translation	1,265,374	8,973	—	—	—
Net realized and unrealized gain	17,318,627	7,558,797	22,222,700	7,559,195	7,916,262
Net increase in net assets resulting from operations	$22,931,247	$11,058,299	$20,212,952	$6,827,404	$12,611,008

(1)	Commenced operations on February 1, 2013
(2)	Commenced operations on May 1, 2013
(3)	Commenced operations on May 22, 2013

The accompanying notes are an integral part of these financial statements.

34	Stone Ridge Funds	Annual Report	October 2013

Statement of Changes in Net Assets	For the period ended October 31, 2013

	STONE RIDGE REINSURANCE RISK PREMIUM FUND (1)	STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND(1)	STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND(2)	STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND(2)	STONE RIDGE U.S. MASTER VARIANCE RISK PREMIUM FUND(3)
OPERATIONS:
Net investment gain (loss)	$5,612,620	$3,499,502	$(2,009,748)	$(731,791)	$4,694,746
Net realized (gain) loss on:
Investments
Affiliated issuers (See Note 10)	—	—	—	—	842
Unaffiliated issuers	92,837	54,785	1,225,836	(135,953)	—
Options written	—	—	18,389,959	7,810,409	—
Futures contracts	—	—	(1,482,483)	(394,417)	—
Foreign currency translation	(120,386)	15,142	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	16,080,802	7,479,897	3,321,620	196,590	7,915,420
Options written	—	—	779,191	82,566	—
Futures contracts	—	—	(11,423)	—	—
Foreign currency translation	1,265,374	8,973	—	—	—
Net increase in assets resulting from operations	22,931,247	11,058,299	20,212,952	6,827,404	12,611,008

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income — Class I	(3,146,149)	(1,992,074)	—	—	(3,160,745)
From net investment income — Class M	(1,129,457)	(782,166)	—	—	(1,541,683)
From net realized gain — Class I	—	—	(5,324,124)	(2,162,691)	—
From net realized gain — Class M	—	—	(2,489,693)	(235,481)	—
Total Distributions	(4,275,606)	(2,774,240)	(7,813,817)	(2,398,172)	(4,702,428)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold — Class I	357,387,240	143,676,261	258,551,729	97,713,681	141,147,951
Proceeds from shares sold — Class M	165,014,285	66,493,476	115,936,713	12,815,755	79,901,736
Proceeds from shares issued to holders in reinvestment of dividends — Class I	2,636,031	1,703,079	1,486,082	498,246	1,606,078
Proceeds from shares issued to holders in reinvestment of dividends — Class M	900,009	613,698	2,380,290	220,368	1,286,382
Cost of shares redeemed — Class I	(12,627,802)	(5,188,094)	(3,525,574)	(1,675,306)	(1,787,633)
Cost of shares redeemed — Class M	(21,214,712)	(8,453,759)	(24,963,928)	(177,157)	(3,749,416)
Net increase in net assets from capital share transactions	492,095,051	198,844,661	349,865,312	109,395,587	218,405,098
Total increase in net assets	510,750,692	207,128,720	362,264,447	113,824,819	226,313,678

NET ASSETS:
Beginning of period	100,000	100,000	—	—	—
End of period	$510,850,692	$207,228,720	$362,264,447	$113,824,819	$226,313,678

Accumulated net investment income	$1,618,128	$907,424	$—	$—	$—

(1)	Commenced operations on February 1, 2013
(2)	Commenced operations on May 1, 2013
(3)	Commenced operations on May 22, 2013

The accompanying notes are an integral part of these financial statements.

Stone Ridge Funds	Annual Report	October 2013	35

Statement of Cash Flows	For the Period Ended October 31, 2013(1)

	STONE RIDGE REINSURANCE RISK PREMIUM FUND	STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$22,931,247	$11,058,299
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net realized and unrealized gain on investments:	(17,499,743)	(7,540,625)
Amortization and accretion of premium and discount	1,873,614	829,393
Changes in assets and liabilities:
Foreign currency	(625,425)	(92,327)
Receivable for investments sold	(5,827,022)	(1,288,568)
Receivable from Advisor	124,511	48,267
Interest receivable	(2,978,831)	(1,512,759)
Deferred offering expenses	178,470	93,019
Other assets	(31,621)	(15,564)
Payable to Chief Compliance Officer	17,628	17,504
Payable to Investment Adviser	560,755	209,155
Payable to Trustees	18,074	7,402
Accrued distribution fees	42,554	17,351
Other accrued expenses and other liabilities	(81,940)	2,791
Purchases of investments	(549,073,845)	(221,320,787)
Proceeds from sale of investments	62,967,504	23,973,785
Net purchases and sales of short-term investments	(193,379)	(438,964)
Net cash used by operating activities	(487,597,448)	(195,952,628)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares issued	522,369,075	210,156,386
Payment on shares redeemed	(33,819,803)	(13,632,602)
Cash distributions paid to shareholders	(739,566)	(457,463)
Net cash provided by financing activities	487,809,706	196,066,321
Net increase in cash	212,257	113,693
Cash, beginning of period	100,000	100,000
Cash, end of period	$312,257	$213,693
(1)Funds commenced operations on February 1, 2013

SUPPLEMENTAL DISCLOSURES
Non-cash financing activities-distributions reinvested	$3,536,040	$2,316,777

The accompanying notes are an integral part of these financial statements.

36	Stone Ridge Funds	Annual Report	October 2013

[Intentionally Left Blank]

Financial Highlights	October 31, 2013

	PER SHARE DATA:
	Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(4)		Net Realized and Unrealized Gains on Investments		Total from Investment Operations
STONE RIDGE REINSURANCE RISK PREMIUM FUND—CLASS I
Period Ended October 31, 2013(1)	$10.00	0.13		0.32		0.45
STONE RIDGE REINSURANCE RISK PREMIUM FUND—CLASS M
Period Ended October 31, 2013(1)	$10.00	0.12		0.33		0.45
STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND—CLASS I
Period Ended October 31, 2013(1)	$10.00	0.20		0.35		0.55
STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND—CLASS M
Period Ended October 31, 2013(1)	$10.00	0.18		0.36		0.54
STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND—CLASS I
Period Ended October 31, 2013(2)	$10.00	(0.07)		0.80		0.73
STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND—CLASS M
Period Ended October 31, 2013(2)	$10.00	(0.07)		0.79		0.72
STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND—CLASS I
Period Ended October 31, 2013(2)	$10.00	(0.09)		0.99		0.90
STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND—CLASS M
Period Ended October 31, 2013(2)	$10.00	(0.10)		0.99		0.89
STONE RIDGE U.S. MASTER VARIANCE RISK PREMIUM FUND—CLASS I
Period Ended October 31, 2013(3)	$10.00	0.24	(7)	0.39	(7)	0.63	(7)
STONE RIDGE U.S. MASTER VARIANCE RISK PREMIUM FUND—CLASS M
Period Ended October 31, 2013(3)	$10.00	0.24	(7)	0.39	(7)	0.63	(7)
(1)	The Fund commenced operations on February 1, 2013.
(2)	The Fund commenced operations on May 1, 2013.
(3)	The Fund commenced operations on May 22, 2013.
(4)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(5)	Not annualized.
(6)	Annualized.
(7)	Per share amounts only include income and expenses of the U.S. Master Variance Risk Premium Fund which are shown on the Fund’s Statement of Operations. Amounts do not include the Fund’s proportionate share of the income and expenses of the underlying investor funds.

The accompanying notes are an integral part of these financial statements.

38	Stone Ridge Funds	Annual Report	October 2013

Financial Highlights	October 31, 2013

						SUPPLEMENT DATA AND RATIOS:
Distributions to Shareholders
Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (Before Expense Reimbursement/ Recoupment)		Ratio of Expenses to Average Net Assets (After Expense Reimbursement/ Recoupment)		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Reimbursement/ Recoupment)		Ratio of Net Investment Income (Loss) to Average Net Assets (After Expense Reimbursement/ Recoupment)		Portfolio Turnover Rate

(0.09)	—	(0.09)	$10.36	4.53%	(5)	$360,434	1.86%	(6)	1.87%	(6)	1.76%	(6)	1.75%	(6)	11.38%	(5)

(0.08)	—	(0.08)	$10.37	4.48%	(5)	$150,416	2.01%	(6)	2.02%	(6)	1.56%	(6)	1.55%	(6)	11.38%	(5)

(0.14)	—	(0.14)	$10.41	5.58%	(5)	$145,995	1.95%	(6)	1.94%	(6)	2.66%	(6)	2.67%	(6)	12.82%	(5)

(0.13)	—	(0.13)	$10.41	5.43%	(5)	$61,234	2.11%	(6)	2.10%	(6)	2.47%	(6)	2.48%	(6)	12.82%	(5)

—	(0.25)	(0.25)	$10.48	7.35%	(5)	$264,883	1.65%	(6)	1.59%	(6)	(1.42%	)(6)	(1.36%	)(6)	56.76%	(5)

—	(0.25)	(0.25)	$10.47	7.25%	(5)	$97,381	1.80%	(6)	1.74%	(6)	(1.57%	)(6)	(1.51%	)(6)	56.76%	(5)

—	(0.25)	(0.25)	$10.65	9.09%	(5)	$100,579	1.80%	(6)	1.75%	(6)	(1.76%	)(6)	(1.71%	)(6)	33.66%	(5)

—	(0.25)	(0.25)	$10.64	8.99%	(5)	$13,246	1.95%	(6)	1.90%	(6)	(1.91%	)(6)	(1.86%	)(6)	33.66%	(5)

(0.23)	—	(0.23)	$10.40	6.42%	(5)	$146,296	0.26%	(6)	N/A		5.29%	(6)	N/A		0.62%	(5)

(0.23)	—	(0.23)	$10.40	6.36%	(5)	$80,018	0.41%	(6)	N/A		5.37%	(6)	N/A		0.62%	(5)

The accompanying notes are an integral part of these financial statements.

Stone Ridge Funds	Annual Report	October 2013	39

Notes to Financial Statements	October 31, 2013

1. Organization

Stone Ridge Trust (the “Trust”) was organized as a Delaware statutory trust on September 28, 2012, and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company issuing shares in multiple series, each series representing a distinct portfolio with its own investment objectives and policies. As of October 31, 2013, the Trust consisted of five series (the “Funds”): the Stone Ridge Reinsurance Risk Premium Fund (the “Reinsurance Risk Premium Fund”), the Stone Ridge High Yield Reinsurance Risk Premium Fund (the “High Yield Reinsurance Risk Premium Fund”, together with the Reinsurance Risk Premium Fund the “Reinsurance Funds”), the Stone Ridge U.S. Variance Risk Premium Fund (the “U.S. VRP Fund”), the Stone Ridge U.S. Small Cap Variance Risk Premium Fund (the “U.S. Small Cap VRP Fund”, together with the U.S. VRP Fund, the “U.S. VRP Funds”), and the Stone Ridge U.S. Master Variance Risk Premium Fund (the “U.S. Master VRP Fund”, together with the U.S. VRP Funds, the “U.S. VRP Portfolio of Funds”). The Reinsurance Funds commenced operations on February 1, 2013. The U.S. VRP Funds commenced operations on May 1, 2013. The U.S. Master VRP Fund commenced operations on May 22, 2013. The Funds each offer two classes of shares to investors (each a “Class”); Class I shares, with no front-end or back-end sales charges, no 12b-1 fees and no redemption fee; and the Class M Shares with no front-end or back-end sales charges, a 0.15% 12b-1 fee and no redemption fee. There are an unlimited number of authorized shares.

The investment objective of Reinsurance Funds is to seek a high level of total return consisting of income and capital appreciation. The Reinsurance Funds seek to achieve this objective by investing in event-linked bonds, Quota Shares and, to a lesser extent may invest in, event-linked swaps, equity securities and derivatives of equity securities of companies in the reinsurance industry. The investment objective of the U.S. VRP Portfolio of Funds is long-term capital appreciation. The U.S. VRP Fund seeks to achieve this investment objective by creating exposure to the U.S. securities through writing put and call option on those equities. The U.S. Small Cap VRP Fund seeks to achieve this investment objective by creating exposure to U.S. small-cap securities by writing put and call options on U.S. small cap securities. The U.S. Master VRP Fund seeks its investment objective by investing in the U.S. VRP Funds.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Investment Valuation and Fair Value Measurement In determining the net asset value (“NAV”) of the Funds’ shares, securities which are traded on a domestic national stock exchange are valued at the last sale price each day on the securities exchange on which the securities are primarily traded. Securities traded principally on the Nasdaq Stock Market are normally valued at the Nasdaq Official Closing Price (“NOCP”) provided by Nasdaq each business day. Exchange-traded securities for which there were no transactions are valued at the mean between the closing bid and asked prices. Non-exchange traded equity securities are valued at the mean price in the over-the-counter market. If a non-exchange traded equity does not trade on a particular day, the mean between the closing bid and asked prices is used.

Investments in open-end mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the Trust. Investments in closed-end mutual funds are valued at the last sale price on the exchange on which the shares are primarily traded.

Futures contracts are valued at the settlement price on the exchange on which they are primarily traded.

Debt securities with a remaining maturity in excess of 60 days, including corporate debt securities and municipal debt securities, event-linked bonds, collateralized mortgage obligation, loans, and other asset backed securities are valued daily using the mean between the closing bid and asked prices provided by either a pricing service or two independent brokers. Debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates fair value.

In the event that the Trust’s pricing vendor is unable to provide two independent broker quotes for event-linked bonds (catastrophe bonds), the Advisor will engage an independent data delivery vendor to obtain firm bids from two independent brokers or from a market maker in the security on a weekly basis and on the last business day of each month. The Advisor monitors event-linked bonds daily for significant events that could affect the value of these instruments.

40	Stone Ridge Funds	Annual Report	October 2013

Notes to Financial Statements	October 31, 2013

Exchange-traded options are valued at the mean of their highest bid and lowest ask, taken across all exchanges where the options are traded. Over the counter options not traded on an exchange are valued at the mean of the bid and asked quotations.

Participation Notes and Preference Shares (Quota Shares) are valued on a weekly basis and on the last business day of each month. These instruments are valued based upon indicative bids provided by third-party brokers. An independent third-party valuation model is used to verify the reasonability of such indicative bids. Quota Shares are monitored daily for significant events that could affect the value of the instruments.

For the purpose of determining the fair value, the Committee may use a variety of valuation methodologies, including: i) mathematical techniques that refer to the prices of similar or related securities; ii) a percentage increase or decrease across all securities of a region, country or industry affected by a significant event; iii) a multiple of earnings; iv) a discount from the market value of a similar freely-traded security; v) the yield to maturity of debt securities; vi) broker indications or single broker bids (provided that such indications or bids may not be the sole basis for valuation determination); vii) mathematical models developed by independent third parties; or viii) any combination of the aforementioned.

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2: Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active and firm bids from brokers or market makers which are not publically available;

Level 3: Significant inputs that are unobservable.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

There were no transfers between Levels during the reporting period. Transfers between levels are recognized at the end of the reporting period. The following tables summarize the inputs used to value the Funds’ investments as of October 31, 2013.

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Stone Ridge Reinsurance Risk Premium Fund
Assets
Event-Linked Bonds (1)	$—	$419,501,320	$—	$419,501,320
Participation Notes (Quota Shares) (1)	—	—	79,736,800	79,736,800
Preference Shares (Quota Shares) (1)	—	—	2,494,350	2,494,350
Money Market Funds	193,379	—	—	193,379

Total Assets	$193,379	$419,501,320	$82,231,150	$501,925,849

Stone Ridge Funds	Annual Report	October 2013	41

Notes to Financial Statements	October 31, 2013

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Stone Ridge High Yield Reinsurance Risk Premium Fund
Assets
Event-Linked Bonds (1)	$—	$171,443,585	$—	$171,443,585
Participation Notes (Quota Shares) (1)	—	—	31,783,200	31,783,200
Preference Shares (Quota Shares) (1)	—	—	831,450	831,450
Money Market Funds	438,964	—	—	438,964

Total Assets	$438,964	$171,443,585	$32,614,650	$204,497,199

Stone Ridge U.S. Variance Risk Premium Fund
Assets
Common Stocks (1)	$65,476,011	$—	$—	$65,476,011
Real Estate Investment Trusts (1)	1,069,146	—	—	1,069,146
Investment Companies—Closed End (1)	11,208	—	—	11,208
Rights (1)	—	—	8,640	8,640
U.S. Treasury Bills	—	293,383,875	—	293,383,875
Money Market Funds	912,817	—	—	912,817

Total Assets	$67,469,182	$293,383,875	$8,640	$360,861,697
Liabilities
Written Options	$—	$(480,296)	$—	$(480,296)

Total Liabilities	$—	$(480,296)	$—	$(480,296)

Futures Contracts (2)	$(11,423)	$—	$—	$(11,423)

Stone Ridge U.S. Small Cap Variance Risk Premium Fund
Assets
Common Stocks (1)	$4,250,537	$—	$—	$4,250,537
Contingent Value Rights (1)	—	—	—	—
Rights (1)	—	—	21,600	21,600
U.S. Treasury Bills	—	109,293,990	—	109,293,990
Money Market Funds	160,098	—	—	160,098

Total Assets	$4,410,635	$109,293,990	$21,600	$113,726,225
Liabilities
Written Options	$—	$(282,665)	$—	$(282,665)

Total Liabilities	$—	$(282,665)	$—	$(282,665)
Stone Ridge U.S. Master Variance Risk Premium Fund (3)
Assets
Investment Companies—Open End	$225,805,272	$—	$—	$225,805,272
Money Market Funds	1,177,426	$—	$—	1,177,426

Total Assets	$226,982,698	$—	$—	$226,982,698

(1)	For further security characteristics and industry breakdown, see the Funds’ Schedules of Investments.
(2)	Futures contracts are reflected in a separate schedule on the Schedule of Investments, which are reflected at the net unrealized appreciation (depreciation) on the instrument.
(3)	The Fund measures Level 3 activity as of the beginning and end of each financial reporting period. For the period ended October 31, 2013, the Fund did not have unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets and liabilities in which significant inputs (Level 3 securities) were used in determining fair value is not applicable.

42	Stone Ridge Funds	Annual Report	October 2013

Notes to Financial Statements	October 31, 2013

Below is a reconciliation that details the activity of securities in Level 3 during the current fiscal period:

	STONE RIDGE REINSURANCE RISK PREMIUM FUND		STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND
Security Type	PARTICIPATION NOTES (QUOTA SHARES)	PREFERENCE SHARES (QUOTA SHARES)	PARTICIPATION NOTES (QUOTA SHARES)	PREFERENCE SHARES (QUOTA SHARES)
Beginning Balance (1)	$—	$—	$—	$—
Purchases	71,500,000	2,250,000	28,500,000	750,000
Sales	—	—	—	—
Realized gains	—	—	—	—
Realized losses	—	—	—	—
Change in unrealized appreciation (depreciation)	8,236,800	244,350	3,283,200	81,450
Transfers in/(out) of Level 3	—	—	—	—
Ending Balance—October 31, 2013	$79,736,800	$2,494,350	$31,783,200	$831,450

	STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND		STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND
Security Type	RIGHTS		RIGHTS		CONTINGENT VALUE RIGHTS
Beginning Balance (1)	$—		$—		$—
Purchases	—	(2)	—	(2)	—	(2)
Sales	—		—		—
Realized gains	—		—		—
Realized losses	—		—		—
Change in unrealized appreciation (depreciation)	8,640		21,600		—
Transfers in/(out) of Level 3	—		—		—
Ending Balance—October 31, 2013	$8,640		$21,600		$—

(1)	Inception date was February 1, 2013 for the Reinsurance Risk Premium Fund and the High Yield Reinsurance Risk Premium Fund and was May 1, 2013 for the U.S. Variance Risk Premium Fund and the U.S. Small Cap Variance Risk Premium Fund.
(2)	Level 3 securities were acquired in a rights issuance to holders of the companies’ common stock.

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of October 31, 2013.

Reinsurance Risk Premium Fund

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 10/31/13	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE
Participation Notes (Quota Shares)	Financial Services	$79,736,800	Indicative bids	Non-public broker quotations	109.55 - 113.49

Preference Shares (Quota Shares)	Financial Services	2,494,350	Indicative bids	Non-public broker quotation	110.86

Stone Ridge Funds	Annual Report	October 2013	43

Notes to Financial Statements	October 31, 2013

High Yield Reinsurance Risk Premium Fund

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 10/31/13	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE
Participation Notes (Quota Shares)	Financial Services	$31,783,200	Indicative bids	Non-public broker quotation	109.55 - 113.49

Preference Shares (Quota Shares)	Financial Services	831,450	Indicative bids	Non-public broker quotation	110.86

The Level 3 investments as of October 31, 2013 in the U.S. Variance Risk Premium Fund and the U.S. Small Cap Variance Risk Premium Fund represented 0.00% of net assets and did not warrant disclosure of significant unobservable valuation inputs.

Quota Shares are valued based upon indicative bids provided by third-party brokers. An independent valuation model is used to verify the reasonability of such indicative bids. The independent valuation models take into account such things as losses from severe weather events, changes in market risk spreads and anticipated losses.

Derivative Transactions — The U.S. Variance Risk Premium Fund and the U.S. Small Cap Variance Risk Premium Fund engaged in derivatives and hedging activities during the period ended October 31, 2013. The use of derivatives included options and futures contracts. The Funds may hold purchased and written options and futures for speculative purposes. Further information regarding derivative activity for each Fund can be found in the Schedule of Investments.

Futures Contracts — The U.S. VRP Funds may purchase and sell futures contracts. The U.S. VRP Funds held futures contracts during the period ended October 31, 2013. The U.S. VRP Funds use futures contracts to maintain appropriate equity market exposure. With futures, there is minimal counterparty credit risk to the a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Upon entering into a contract, a Fund deposits and maintains as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, a Fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by a Fund as unrealized gains and losses. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, a Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

The average notional amount of futures contracts during the period ended October 31, 2013, were as follows:

	U.S. VRP Fund	U.S. Small Cap VRP Fund
Long futures contracts
Equity index contracts	$190,479	$197,287
Total long futures contracts	$190,479	$197,287
Short futures contracts
Equity index contracts	$5,107,083	$—
Total short futures contracts	$5,107,083	$—

44	Stone Ridge Funds	Annual Report	October 2013

Notes to Financial Statements	October 31, 2013

The effect of equity index futures contracts on the statement of operations during the period ended October 31, 2013 for the U.S. VRP Fund and the U.S. Small Cap VRP Fund include $1,482,483 and $394,417 in realized losses, respectively.

The change in unrealized depreciation on equity index futures contracts for the period ended October 31, 2013 for U.S. VRP Fund and the U.S. Small Cap VRP Fund was $(11,423) and $—, respectively.

Options — The Funds may purchase and write call or put options on securities and indices and enter into related closing transactions. The U.S. VRP Funds wrote call or put options during the period ended October 31, 2013. The Funds write put and call options to earn premium income. With options, there is minimal counterparty credit risk to the Funds since options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against default. As the writer of a call option, the Funds have the obligation to sell the security at the exercise price during the exercise period. As a writer of a put option, the Funds have the obligation to buy the underlying security at the exercise price during the exercise period. The premium that the Funds pay when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Funds realize a gain or loss from the sale of the security (or closing of the short sale).

The U.S. VRP Funds engaged in options during the period ended October 31, 2013. The average market value of purchased and written options for the quarter ended October 31, 2013, were as follows:

	U.S. VRP FUND	U.S. SMALL CAP VRP FUND
Purchased options	$58	$—
Written options	1,499,030	596,5070

Transactions in options written during the period ended October 31, 2013 were as follows:

	U.S. VRP FUND		U.S. SMALL CAP VRP FUND
Call Options	CONTRACTS	PREMIUMS	CONTRACTS	PREMIUMS
Outstanding, Beginning of period	—	$—	—	$—
Options written	57,745	1,359,428	688	212,123
Options terminated in closing transactions	(3,190)	(303,540)	(231)	(73,228)
Options exercised	(4,651)	(191,074)	(137)	(46,855)
Options expired	(43,103)	(755,201)	(278)	(78,582)

Outstanding, end of period	6,801	$109,613	42	$13,458

	U.S. VRP FUND		U.S. SMALL CAP VRP FUND
Put Options	CONTRACTS	PREMIUMS	CONTRACTS	PREMIUMS
Outstanding, Beginning of period	—	$—	—	$—
Options written	104,658	87,931,380	48,190	33,776,364
Options terminated in closing transactions	(85,097)	(75,599,939)	(37,786)	(28,246,801)
Options exercised	(4,266)	(2,805,630)	(2,876)	(1,462,523)
Options expired	(13,704)	(8,375,938)	(6,584)	(3,715,267)

Outstanding, end of period	1,591	$1,149,873	944	$351,773

Stone Ridge Funds	Annual Report	October 2013	45

Notes to Financial Statements	October 31, 2013

Transactions in purchased options during the period ended October 31, 2013 were as follows:

	U.S. VRP FUND		U.S. SMALL CAP VRP FUND
	NOTIONAL AMOUNT	CONTRACTS	NOTIONAL AMOUNT	CONTRACTS
Outstanding, Beginning of period	$—	—	$—	—
Options purchased	106,600	27	1,352,000	13
Options terminated in closing transactions	—	—	(1,352,000)	(13)
Options exercised	—	—	—	—
Options expired	(106,600)	(27)	—	—

Outstanding, end of period	$—	—	$—	—

Balance Sheet—Values of Derivatives at October 31, 2013

U.S. VRP Fund

	ASSET DERIVATIVES		LIABILITY DERIVATIVES
	BALANCE SHEET LOCATION	FAIR VALUE	BALANCE SHEET LOCATION	FAIR VALUE
Written Options	N/A	N/A	Options written, at Fair Value	$480,296
Futures Contracts	N/A	N/A	Net Assets—Unrealized depreciation on futures contracts	11,423

Total		$—		$491,719

U.S. Small Cap VRP Fund

	ASSET DERIVATIVES		LIABILITY DERIVATIVES
	BALANCE SHEET LOCATION	FAIR VALUE	BALANCE SHEET LOCATION	FAIR VALUE
Written Options	N/A	N/A	Options written, at Fair Value	$282,665

Total		$—		$282,665

The effect of purchased options on the statement of operations during the period ended October 31, 2013 for the U.S. VRP Fund and the U.S. Small Cap VRP Fund include $497 and $131 in realized losses, respectively, and is included with realized gain (loss) on investments.

The effect of written options on the statement of operations during the period ended October 31, 2013 for the U.S. VRP Fund and the U.S. Small Cap VRP Fund include $18,389,959 and $7,810,409 in realized gains, respectively.

The change in unrealized appreciation or (depreciation) on purchased options for the period ended October 31, 2013 for the U.S. VRP Fund and the U.S. Small Cap VRP Fund was $0 and $0, respectively.

The change in unrealized appreciation or (depreciation) on written options for the period ended October 31, 2013 for the U.S. VRP Fund and the U.S. Small Cap VRP Fund was $779,191 and $82,566, respectively.

(b) Use of Estimates The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(c) Indemnifications In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

46	Stone Ridge Funds	Annual Report	October 2013

Notes to Financial Statements	October 31, 2013

(d) Federal Income Taxes The Funds intend to qualify as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent they distribute substantially all of their net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

(e) Event-Linked Bonds Event-linked bonds are variable rate debt securities for which the return of principal and payment of interest are contingent on the non-occurrence of a specified trigger event(s) that leads to economic and/or human loss, such as an earthquake of a particular magnitude or a hurricane of a specific category. The most common type of event-linked bonds is known as “catastrophe” or “CAT” bonds. In most cases, the trigger event(s) will not be deemed to have occurred unless the event(s) happened in a particular geographic area and was of a certain magnitude (based on independent scientific readings) or caused a certain amount of actual or modeled loss. If the trigger event(s) occurs prior to a bond’s maturity, the Funds may lose all or a portion of its principal and forgo additional interest payments. In this regard, event-linked bonds typically have a special condition that states that if the issuer (i.e., an insurance or reinsurance company) suffers a loss from a particular pre-defined catastrophe, then the issuer’s obligation to pay interest and/or repay the principal is either deferred or completely forgiven. For example, if a Fund holds a bond which covers an insurer’s losses due to a hurricane with a “trigger” at $1 billion and a hurricane hits causing $1 billion or more in losses to such insurer, then the Fund will lose all or a portion of its principal invested in the bond and forgo any future interest payments. If the trigger event(s) does not occur, the Fund will recover its principal plus interest. Interest typically accrues and is paid on a quarterly basis. Although principal typically is repaid only on the maturity date, it may be repaid in installments, depending on the terms of the bond. The Funds may invest in event-linked bonds directly or indirectly through certain derivative instruments. Event-linked swaps are derivative instruments that are typically contingent, or formulaically related to defined trigger events. Trigger events include hurricanes, earthquakes and weather-related phenomena.

(f) Quota Shares Quota shares are a form of proportional reinsurance in which an investor participates in the premiums and losses of a reinsurer’s portfolio according to a pre-defined percentage. For example, under a 20% quota-share agreement, a special purpose vehicle (“SPV”) would obtain 20% of all premiums of the subject portfolio while being responsible for 20% of all claims, and the Fund, as holder of a Quota Share Note issued by the SPV, would be entitled to its pro rata share of the premiums received by the SPV and would be responsible for its pro rata share of the claims up to the total amount invested.

(g) Distributions to Shareholders The Funds intend to distribute to their shareholders any net investment income and any net realized long or short-term capital gains, if any, at least annually. Distributions are recorded on ex-dividend date. The Funds each may periodically make reclassifications among certain of their capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from generally accepted accounting principles.

(h) Foreign Securities and Currency Transactions The Funds’ books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e. market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Funds isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held and it is reported as realized gains on currency translation and change in unrealized appreciation on foreign currency related items on the Funds’ statement of operations.

The Reinsurance Funds may invest in event-linked securities issued by foreign sovereigns and foreign entities that are corporations, partnerships, trusts or other types of business entities. Because the majority of event-linked security issuers are domiciled outside the United States, the Reinsurance Funds will normally invest significant amounts of their assets in non-U.S. entities. Certain SPVs in which the Funds invest may be sponsored by non-U.S. ceding insurers that are not subject to the same regulation as that to which U.S. ceding insurers are subject. Such SPVs may pose a greater risk of loss, for example due to less stringent underwriting and/or risk-retention requirements. The Reinsurance Funds’ investments consist primarily of event-linked bonds which provide the Reinsurance Funds with contractual rights under the terms of the bond issuance. While the contractual rights of event-linked bonds issued are similar whether they are issued by a U.S. issuer or a non-U.S. issuer, there may be certain additional risks associated with non-U.S. issuers. For example, foreign issuers could be affected by factors not present in the U.S., including expropriation, confiscatory

Stone Ridge Funds	Annual Report	October 2013	47

Notes to Financial Statements	October 31, 2013

taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, potential difficulties in enforcing contractual obligations, and increased costs to enforce applicable contractual obligations outside the U.S. Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the U.S., which could affect the liquidity of the Reinsurance Fund’s assets.

(i) Allocation of Income, Expenses, Gains/Losses Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of each Fund are allocated daily to each share class based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most expenses are allocated based on average net assets, with the exception of 12b-1 fees, which are expensed at 0.15% of average daily net assets of the Class M shares.

(j) Other Investment transactions are recorded on the trade date. Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date and interest income is recognized on an accrual basis, including amortization/accretion of premiums or discounts. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the constant yield method.

(k) Restricted Securities The Funds may invest a substantial portion of their assets in securities that are restricted, but eligible for purchase and sale by certain qualified buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities. Restricted securities may be resold in transactions that are exempt from registration under Federal securities laws or if the securities are publically registered. Restricted securities may be deemed illiquid.

3. Federal Tax Matters

Provisions for federal income taxes or excise taxes have not been made since the Funds have elected to be taxed as Regulated Investment Companies and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to Regulated Investment Companies. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

For the period ended October 31, 2013, the effect of permanent “book/tax” reclassifications resulted in increases and decreases to components of the Funds’ net assets as follows:

	UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)	ACCUMULATED NET REALIZED GAIN/(LOSS)	PAID IN CAPITAL
Reinsurance Risk Premium Fund	$281,114	$(208,498)	$(72,616)
High Yield Reinsurance Risk Premium Fund	182,162	(145,030)	(37,132)
U.S. VRP Fund	2,009,748	(1,999,920)	(9,828)
U.S. Small Cap VRP Fund	731,791	(722,509)	(9,282)
U.S. Master VRP Fund	7,682	6,058	(13,740)

48	Stone Ridge Funds	Annual Report	October 2013

Notes to Financial Statements	October 31, 2013

These permanent differences primarily relate to foreign currency gains/losses and investments in passive foreign investment companies (PFICs) and non-deductible expenses in the Reinsurance Funds and net operating losses in the Variance Funds.

As of October 31, 2013, the components of accumulated earnings (losses) for income tax purposes were as follows:

	REINSURANCE RISK PREMIUM FUND	HIGH YIELD REINSURANCE RISK PREMIUM FUND	U.S. VRP FUND	U.S. SMALL CAP VRP FUND	U.S. MASTER VRP FUND
Tax cost of investments	$494,504,311	$201,475,649	$357,686,938	$113,529,635	$219,073,707
Unrealized appreciation	7,669,668	3,050,671	5,494,765	440,476	7,926,011
Unrealized depreciation	(248,130)	(29,121)	(2,320,006)	(243,886)	(17,020)
Net unrealized appreciation	7,421,538	3,021,550	3,174,759	196,590	7,908,991

Undistributed ordinary income	11,661,051	5,415,848	—	—	13,329
Undistributed long-term gains	—	—	9,246,869	4,241,924	—
Total undistributed earnings	11,661,051	5,415,848	9,246,869	4,241,924	13,329
Unrealized appreciation/depreciation	7,421,538	3,021,550	3,174,759	196,590	7,908,991
Accumulated realized capital and other losses	(354,332)	(116,207)	(12,665)	—	—
Total accumulated earnings/(loses)	$18,728,257	$8,321,191	$12,408,963	$4,438,514	$7,922,320

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to mark-to-market adjustments on PFICs and wash sales.

The tax character of distributions paid during the period ended October 31, 2013 was as follows:

	ORDINARY INCOME	LONG TERM CAPITAL GAIN	TOTAL
Reinsurance Risk
Premium Fund	$4,275,606	$—	$4,275,606
High Yield Reinsurance
Risk Premium Fund	2,774,240	—	2,774,240
U.S. VRP Fund	6,784,867	1,028,950	7,813,817
U.S. Small Cap VRP Fund	2,141,039	257,133	2,398,172
U.S. Master VRP Fund	4,118,227	584,201	4,702,428

At October 31, 2013 certain Funds had tax basis capital losses which may be carried forward indefinitely to offset future capital gains as shown below:

Reinsurance Risk Premium Fund	$(236,047)
High Yield Reinsurance Risk Premium Fund	(75,103)
U.S. VRP Fund	—
U.S. Small Cap VRP Fund	—
U.S. Master VRP Fund	—

To the extent that Funds listed above may realize future net capital gains, those gains will be offset by any of their unused respective capital loss carryforwards.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal period-end October 31, 2013, the Funds’ only open tax period. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

Stone Ridge Funds	Annual Report	October 2013	49

Notes to Financial Statements	October 31, 2013

4. Agreements

(a) Investment Advisory Agreement Stone Ridge Asset Management LLC (“Stone Ridge” or the “Adviser”) is the investment adviser of the Funds. The Adviser was organized as a Delaware limited liability company in 2012. The Adviser’s primary business is to provide a variety of investment management services, including an investment program for the Funds. The Adviser is responsible for all business activities and oversight of the investment decisions made for the Funds.

In return for providing management services to the Funds, each of the Reinsurance Funds pays the Adviser an annual fee of 1.50% of that Fund’s average daily net assets and each of the VRP Funds pays the Adviser an annual fee of 1.25% of that Fund’s average daily net assets. The U.S. Master VRP Fund does not directly pay an advisory fee to the Adviser because those assets are included in the assets of the U.S. VRP Funds.

Through February 1, 2014, the Adviser has agreed to waive its management fee and/or pay or otherwise bear operating and other expenses of certain Funds or Class thereof (excluding taxes, brokerage and transactional expenses, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees, taxes, litigation and indemnification expenses, judgments and extraordinary expenses not incurred in the ordinary course of the Funds’ business) solely to the extent necessary to limit the Funds’ total annual fund operating expenses to 2.00% for Class I shares and 2.15% for Class M shares of each of the Reinsurance Funds and 1.75% for the Class I and 1.90% for the Class M shares of each of the U.S. VRP Funds. The Adviser shall be permitted to recover expenses attributable to a Fund or a Class thereof that the Adviser has borne in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Funds are not obligated to reimburse such expenses beyond three years from the end of the fiscal year in which the Adviser waived a fee or reimbursed an expense. Any such recovery by the Adviser will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement. As of October 31, 2013, the Advisor has waived and recouped fees as follows:

Fund	ORGANIZATIONAL EXPENSES PAID	ADVISORY FEES WAIVED	AMOUNT RECOUPED	REMAINING AMOUNT ELIGIBLE TO BE RECOUPED (EXPIRING OCTOBER 31, 2016)
Reinsurance Risk Premium Fund	$(124,511)	$(93,761)	$130,299	$(87,973)
High Yield Reinsurance Fund	(48,267)	$(67,746)	$62,162	$(53,850)
U.S. Variance Risk Premium Fund	—	$(91,746)	$9,427	$(82,319)
U.S. Small Cap Variance Risk Premium Fund	—	$(33,880)	$14,125	$(19,755)

(b) Administrator, Custodian, and Transfer Agent The custodian to the Trust is U.S. Bank, N.A. The administrator and transfer agent to the Trust is U.S. Bancorp Fund Services, LLC, an affiliate of U.S. Bank, N.A.

(c) Distributor Quasar Distributors, LLC (the “Distributor”), an affiliate of U.S. Bank, N.A., serves as the Funds’ distributor.

5. Distribution Plan

The Funds pay fees to the Distributor, on an ongoing basis as compensation for the services the Distributor renders and the expenses it bears in connection with the sale and distribution of Class M shares (“distribution fees”) and/or in connection with personal services rendered to Class M shareholders and the maintenance of shareholder accounts (“servicing fees”). These payments are made pursuant to a Distribution and Servicing Plan (“12b-1 Plan”) adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act. The maximum annual rate at which the distribution and/or servicing fees may be paid under the 12b-1 Plan is 0.15% of each Fund’s average daily net assets attributable to the Class M Shares. Because 12b-1 fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

50	Stone Ridge Funds	Annual Report	October 2013

Notes to Financial Statements	October 31, 2013

6. Organization and Offering Costs

Organization costs consist of costs incurred to establish the Funds and enable them to legally do business. The Funds expense organization costs as incurred. Offering costs include state registration fees and legal fees regarding the preparation of the initial registration statement. Offering costs are accounted for as deferred costs until operations begin. Offering costs are then amortized to expense over twelve months on a straight-line basis. These organization and offering expenses were advanced by the Adviser, subject to potential recovery (see Note 5). The total amount of the organization costs and offering costs incurred by the Reinsurance Risk Premium Fund is $124,511 and $232,208, respectively. The total amount of the organization costs and offering costs incurred by the High Yield Reinsurance Risk Premium Fund $48,267 and $121,217, respectively. The offering expenses incurred by the U.S. VRP Fund, the U.S. Small Cap VRP Fund and the U.S. Master VRP Fund are $157,094, $60,295, and $153,963, respectively.

7. Related Parties

Certain officers of the Trust are also employees of the Adviser. The Officers, with the exception of a portion of the Chief Compliance Officer’s salary, are not compensated by the Trust.

8. Investment Transactions

The aggregate purchase and sales of securities (excluding short-term securities) by the Funds for the period ended October 31, 2013 were as follows:

	REINSURANCE RISK PREMIUM FUND	HIGH YIELD REINSURANCE RISK PREMIUM FUND	U.S. VRP FUND	U.S. SMALL CAP VRP FUND	U.S. MASTER VRP FUND
Purchases	$549,073,845	$221,320,787	$85,643,171	$4,960,454	$219,122,000
Sales	62,967,504	23,973,785	23,389,232	749,762	1,232,990
U.S. Government Security Purchases	—	—	—	—	—
U.S. Government Security Purchases	—	—	—	—	—

9. Capital Share Transactions

	STONE RIDGE REINSURANCE RISK PREMIUM FUND - CLASS I	STONE RIDGE REINSURANCE RISK PREMIUM FUND - CLASS M
	PERIOD ENDED OCTOBER 31, 2013	PERIOD ENDED OCTOBER 31, 2013
Shares sold	35,772,624	16,523,843
Shares issued to holders in reinvestment of dividends	258,479	88,108
Shares redeemed	(1,253,076)	(2,107,346)
Net increase in shares	34,778,027	14,504,605
Shares outstanding:
Beginning of period	5,000	5,000
End of period	34,783,027	14,509,605

Stone Ridge Funds	Annual Report	October 2013	51

Notes to Financial Statements	October 31, 2013

	STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND -CLASS I	STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND - CLASS M
	PERIOD ENDED OCTOBER 31, 2013	PERIOD ENDED OCTOBER 31, 2013
Shares sold	14,370,230	6,654,684
Shares issued to holders in reinvestment of dividends	167,119	60,174
Shares redeemed	(513,092)	(837,577)
Net increase in shares	14,024,257	5,877,281
Shares outstanding:
Beginning of period	5,000	5,000
End of period	14,029,257	5,882,281

	STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND - CLASS I	STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND - CLASS M
	PERIOD ENDED OCTOBER 31, 2013	PERIOD ENDED OCTOBER 31, 2013
Shares sold	25,475,332	11,487,918
Shares issued to holders in reinvestment of dividends	144,938	232,877
Shares redeemed	(344,614)	(2,419,313)
Net increase in shares	25,275,656	9,301,482
Shares outstanding:
Beginning of period	—	—
End of period	25,275,656	9,301,482

	STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND - CLASS I	STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND - CLASS M
	PERIOD ENDED OCTOBER 31, 2013	PERIOD ENDED OCTOBER 31, 2013
Shares sold	9,554,813	1,240,502
Shares issued to holders in reinvestment of dividends	47,360	20,956
Shares redeemed	(159,260)	(16,765)
Net increase in shares	9,442,913	1,244,693
Shares outstanding:
Beginning of period	—	—
End of period	9,442,913	1,244,693

52	Stone Ridge Funds	Annual Report	October 2013

Notes to Financial Statements	October 31, 2013

	STONE RIDGE U.S. MASTER VARIANCE RISK PREMIUM FUND - CLASS I	STONE RIDGE U.S. MASTER VARIANCE RISK PREMIUM FUND - CLASS M
	PERIOD ENDED OCTOBER 31, 2013	PERIOD ENDED OCTOBER 31, 2013
Shares sold	14,088,631	7,937,674
Shares issued to holders in reinvestment of dividends	157,775	126,487
Shares redeemed	(175,709)	(366,726)
Net increase in shares	14,070,697	7,697,435
Shares outstanding:
Beginning of period	—	—
End of period	14,070,697	7,697,435

10. Transactions with Affiliates

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period ended October 31, 2013. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issuers are:

U.S. Master Variance Risk Premium Fund

ISSUER NAME	MAY 22, 2013 SHARE BALANCE	*	COST	ADDITIONS		REDUCTIONS		SHARE BALANCE AT OCTOBER 31, 2013	DIVIDEND INCOME	REALIZED GAIN/ (LOSS)	VALUE AT OCTOBER 31, 2013	COST AT OCTOBER 31, 2013
				SHARES	COST	SHARES	COST
Stone Ridge U.S. Variance Risk Premium Fund—Class I	—		$—	14,437,744	$146,425,000	(45,775)	$(472,831)	14,391,969	$3,295,800	$(4,638)	$150,827,835	$145,952,169
Stone Ridge U.S. Small Cap Variance Risk Premium Fund—Class I	—		—	7,112,754	72,697,000	(72,619)	(759,317)	7,040,135	1,663,411	5,480	74,977,437	71,937,683
			$—						$4,959,211	$842	$225,805,272	$217,889,852

*	Commencement of operations.

11. Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. At October 31, 2013, Stone Ridge U.S. Master Variance Risk Premium Fund held, for the benefit of its shareholders, 56.9% of the Stone Ridge U.S. Variance Risk Premium Fund — Class I shares (41.6% of total Fund shares) and 74.6% of the Stone Risk U.S. Small Cap Variance Risk Premium Fund — Class I shares (65.9% of total Fund shares).

12. Subsequent Events Evaluation

On November 6, 2013, the Trust filed an update to its registration statement to add three additional series to the Trust, the Stone Ridge International Developed Markets Variance Risk Premium Fund, the Stone Ridge Emerging Markets Variance Risk Premium Fund and the Stone International Master Variance Risk Premium Fund are scheduled to begin operations in early 2014.

Stone Ridge Funds	Annual Report	October 2013	53

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of Stone Ridge Trust

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Stone Ridge Reinsurance Risk Premium Fund, Stone Ridge High Yield Reinsurance Risk Premium Fund, Stone Ridge U.S. Variance Risk Premium Fund, Stone Ridge U.S. Small Cap Variance Risk Premium Fund and Stone Ridge U.S. Master Variance Risk Premium Fund (five of the portfolios constituting Stone Ridge Trust (collectively the Funds)) as of October 31, 2013, and the related statements of operations, statements of cash flows for the Stone Ridge Reinsurance Risk Premium Fund and the Stone Ridge High Yield Reinsurance Risk Premium Fund, statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting the Stone Ridge Trust at October 31, 2013, the results of their operations, cash flows, changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

New York, NY

December 26, 2013

54	Stone Ridge Funds	Annual Report	October 2013

Expense Example (Unaudited)

As a shareholder of the Stone Ridge Funds ( each a “Fund”, together the “Funds”), you incur two types of ongoing costs, including investment advisory fees, distribution and/or shareholder servicing fees, and other Fund expenses, which are indirectly paid by shareholders. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire six month period, with the exception of the Stone Ridge U.S. Master Variance Risk Premium Fund’s example which begins on May 22 2013, the Fund’s commencement of operations.

Actual Expenses

The first line of each of the tables below provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees, such as the $15.00 fee charged for wire redemptions by the Funds’ transfer agent. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example For Comparison Purposes

The second line on each table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios for each share class of the Funds and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other fund. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemptions fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relevant total cost of owning different funds.

Stone Ridge Reinsurance Risk Premium Fund — Class I

	BEGINNING ACCOUNT VALUE MAY 1, 2013	ENDING ACCOUNT VALUE OCTOBER 31, 2013	EXPENSES PAID DURING PERIOD* MAY 1 - OCTOBER 31, 2013
Actual	$1,000.00	$1,043.20	$9.42
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.98	$9.30

*	Expenses are equal to the Fund’s annualized expense ratio of 1.83%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the partial year period.

Stone Ridge Reinsurance Risk Premium Fund — Class M

	BEGINNING ACCOUNT VALUE MAY 1, 2013	ENDING ACCOUNT VALUE OCTOBER 31, 2013	EXPENSES PAID DURING PERIOD* MAY 1 - OCTOBER 31, 2013
Actual	$1,000.00	$1,043.80	$10.15
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.27	$10.01

*	Expenses are equal to the Fund’s annualized expense ratio of 1.97%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the partial year period.

Stone Ridge Funds	Annual Report	October 2013	55

Stone Ridge High Yield Reinsurance Risk Premium Fund — Class I

	BEGINNING ACCOUNT VALUE MAY 1, 2013	ENDING ACCOUNT VALUE OCTOBER 31, 2013	EXPENSES PAID DURING PERIOD* MAY 1 - OCTOBER 31, 2013
Actual	$1,000.00	$1,051.60	$9.98
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.48	$9.80

*	Expenses are equal to the Fund’s annualized expense ratio of 1.93%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the partial year period.

Stone Ridge High Yield Reinsurance Risk Premium Fund — Class M

	BEGINNING ACCOUNT VALUE MAY 1, 2013	ENDING ACCOUNT VALUE OCTOBER 31, 2013	EXPENSES PAID DURING PERIOD* MAY 1 - OCTOBER 31, 2013
Actual	$1,000.00	$1,050.10	$10.75
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.72	$10.56

*	Expenses are equal to the Fund’s annualized expense ratio of 2.08%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the partial year period.

Stone Ridge U.S. Variance Risk Premium Fund — Class I

	BEGINNING ACCOUNT VALUE MAY 1, 2013	ENDING ACCOUNT VALUE OCTOBER 31, 2013	EXPENSES PAID DURING PERIOD* MAY 1 - OCTOBER 31, 2013
Actual	$1,000.00	$1,073.50	$8.36
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.14	$8.13

*	Expenses are equal to the Fund’s annualized expense ratio of 1.60%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the partial year period.

Stone Ridge U.S. Variance Risk Premium Fund — Class M

	BEGINNING ACCOUNT VALUE MAY 1, 2013	ENDING ACCOUNT VALUE OCTOBER 31, 2013	EXPENSES PAID DURING PERIOD* MAY 1 - OCTOBER 31, 2013
Actual	$1,000.00	$1,072.50	$9.09
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.43	$8.84

*	Expenses are equal to the Fund’s annualized expense ratio of 1.74%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the partial year period.

56	Stone Ridge Funds	Annual Report	October 2013

Stone Ridge U.S. Small Cap Variance Risk Premium Fund — Class I

	BEGINNING ACCOUNT VALUE MAY 1, 2013	ENDING ACCOUNT VALUE OCTOBER 31, 2013	EXPENSES PAID DURING PERIOD* MAY 1 - OCTOBER 31, 2013
Actual	$1,000.00	$1,090.90	$9.22
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.38	$8.89

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the partial year period.

Stone Ridge U.S. Small Cap Variance Risk Premium Fund — Class M

	BEGINNING ACCOUNT VALUE MAY 1, 2013	ENDING ACCOUNT VALUE OCTOBER 31, 2013	EXPENSES PAID DURING PERIOD* MAY 1 - OCTOBER 31, 2013
Actual	$1,000.00	$1,089.90	$10.06
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.58	$9.70

*	Expenses are equal to the Fund’s annualized expense ratio of 1.91%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the partial year period.

Stone Ridge U.S. Master Variance Risk Premium Fund — Class I

	BEGINNING ACCOUNT VALUE MAY 22, 2013**	ENDING ACCOUNT VALUE OCTOBER 31, 2013	EXPENSES PAID DURING PERIOD* MAY 22 - OCTOBER 31, 2013
Actual	$1,000.00	$1,064.20	$1.15
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.08	$1.12

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 162/365 to reflect the partial year period.

Stone Ridge U.S. Master Variance Risk Premium Fund — Class M

	BEGINNING ACCOUNT VALUE MAY 22, 2013**	ENDING ACCOUNT VALUE OCTOBER 31, 2013	EXPENSES PAID DURING PERIOD* MAY 22 - OCTOBER 31, 2013
Actual	$1,000.00	$1,063.60	$1.88
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.37	$1.84

*	Expenses are equal to the Fund’s annualized expense ratio of 0.41%, multiplied by the average account value over the period, multiplied by 162/365 to reflect the partial year period.
**	Commencement of operations.

Stone Ridge Funds	Annual Report	October 2013	57

Additional Information (Unaudited)

1. Investment Advisory Agreement Disclosure

On April 4, 2013, the Board of Trustees (the “Board”) of the Stone Ridge Trust (the “Trust”) approved the investment advisory agreements between Stone Ridge Asset Management, LLC (the “Adviser”) and the Trust on behalf of each of the Stone Ridge U.S. Variance Risk Premium Fund, the Stone Ridge U.S. Small Cap Variance Risk Premium Fund, and the Stone Ridge U.S. Master Variance Risk Premium Fund (each a “Fund” and together the “Funds”).

In connection with their consideration and approval of each Investment Advisory Agreement, the Trustees analyzed: (1) the nature, extent, and quality of the services to be provided by the Adviser; (2) the investment strategies of the Adviser; (3) the cost of the services to be provided and projected profits to be realized by the Adviser from its relationship with the relevant Fund; and (4) the proposed expense ratio of the Fund. Because the Funds had not yet commenced operations, the Board was not able to consider whether economies of scale exist in managing the Funds.

In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the qualifications the Adviser’s personnel and the Adviser’s ability to attract investors for the Fund, including the Adviser’s track record of raising assets in the existing Funds in the Trust.

The Board concluded that the approval of each of the investment advisory agreement was in the best interest of the Fund’s shareholders. The Board considered the presentation from the Adviser on the investment strategies for each Fund and the proposed cost of services to be provided by the Advisor and concluded they were appropriate, noting that the Adviser would not be charging an investment advisory fee to the Stone Ridge U.S. Master Variance Risk Premium Fund, because the Fund would be investing all or nearly all its assets in the U.S. Variance Risk Premium Fund and the U.S. Small Cap Variance Risk Premium Fund. The Board concluded that the proposed fees schedules were appropriate. The Board compared each Fund’s proposed expense ratio to those of other comparable mutual funds and considered the Adviser’s willingness to contractually cap the operating expenses of the Stone Ridge U.S. Variance Risk Premium Fund and the Stone Ridge U.S. Small Cap Variance Risk Premium Fund. After review, the Board concluded that the proposed expense ratios for each of the Funds were appropriate.

Based on the foregoing, and such other matters as were deemed relevant, but with no single factor being determinative to their decision, the Trustees concluded that the proposed Investment Advisory Agreements and advisory fees were fair and reasonable in relation to the services and expenses and such other matters as the Board has considered to be relevant in the exercise of their reasonable business judgment. As a result, the Trustees concluded that the approval of the Investment Advisory Agreements was in the best interest of the Funds.

2. Disclosure Regarding Fund Trustees and Officers

Trustees
NAME (DATE OF BIRTH)	POSITION(S) HELD WITH THE TRUST	TERM OF OFFICE(2) AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS	NUMBER OF PORTFOLIOS IN THE FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS / TRUSTEESHIPS HELD BY TRUSTEE DURING THE PAST 5 YEARS
Jeffery Ekberg (4/29/1965)	Trustee(1)	since 2012	Principal, TPG Capital, L.P. (a global private investment firm), since May 2002; Chief Financial Officer, Newbridge Capital, LLC (an investment management company), until June 2011.	5	TPG Capital, LLC and affiliates (sponsored investment funds), since May 2002.

Daniel Charney (10/12/1970)	Trustee(1)	since 2012	Cowen Group (a diversified financial services firm that provides alternative investment management and broker-dealer services), since January 2012; Jefferies & Co. (a global securities and investment banking firm), until November 2011.	5	None.

58	Stone Ridge Funds	Annual Report	October 2013

Additional Information (Unaudited)

NAME (DATE OF BIRTH)	POSITION(S) HELD WITH THE TRUST	TERM OF OFFICE(2) AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS	NUMBER OF PORTFOLIOS IN THE FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS / TRUSTEESHIPS HELD BY TRUSTEE DURING THE PAST 5 YEARS

Ross Stevens(3) (12/13/69)	Trustee, Chairman	since 2012	Founder of Stone Ridge Asset Management LLC (“Adviser”), Chief Executive Officer and President of the Adviser, since 2012, Magnetar Capital (a multi-strategy alternative investment manager) (Investment Committee and Co-Head of Portfolio Managers Committee), until 2012.	5	None.

(1)	Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.
(2)	Each Trustee serves until resignation or removal from the Board.
(3)	Mr. Stevens is an “interested person” of the Trust, as defined in Section 2(a)(19) of the 1940 Act, due to his position with Stone Ridge Asset Management LLC.

The Statement of Additional Information includes additional information about the Fund’s Trustees and is available free of charge upon request by call the Funds toll free at 1.855.609.3680

Officers
NAME (DATE OF BIRTH) AND ADDRESS (1)	POSITION(S) HELD WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED(2)	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Ross Stevens (12/13/69)	President and Chief Executive Officer	since 2012	Founder of Stone Ridge Asset Management LLC (“Adviser”), Chief Executive Officer and President of the Adviser (since 2012), prior to that Magnetar Capital (a multi-strategy alternative investment manager) (Investment Committee and Co-Head of Portfolio Managers Committee).

Jane Korach (3/13/74)	Chief Compliance Officer and Secretary	since 2012	General Counsel of the Adviser, since 2012; prior to that General Counsel and CCO at Owl Creek Asset Management (an employee owned hedge fund sponsor).
Patrick Kelly (12/30/78)	Treasurer and Principal Financial Officer	since 2012	Chief Operating Officer of the Adviser, since 2012; prior to that Magnetar Capital (a multi-strategy alternative investment manager), as the Chief Operating Officer of Quantitative Strategies

(1)	Each Officer’s mailing address is c/o Stone Ridge Asset Management LLC, 405 Lexington Avenue, 55th Floor, New York, NY 10174.
(2)	The term of office of each officer is indefinite.

Stone Ridge Funds	Annual Report	October 2013	59

Additional Information (Unaudited)

3. Shareholder Notification of Federal Tax Status

For the fiscal period ended October 31, 2013, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

PERCENTAGES
Reinsurance Risk Premium Fund	9.19%
High Yield Reinsurance Risk Premium Fund	3.69%
U.S. VRP Fund	4.09%
U.S. Small Cap VRP Fund	0.08%
U.S. Master VRP Fund	3.24%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended October 31, 2013 was as follows:

PERCENTAGES
Reinsurance Risk Premium Fund	0.00%
High Yield Reinsurance Risk Premium Fund	0.00%
U.S. VRP Fund	4.09%
U.S. Small Cap VRP Fund	0.08%
U.S. Master VRP Fund	3.24%

For the period ended October 31, 2013, the funds designate the following percent of ordinary distributions paid as interest-related dividends under the Internal Revenue Code Section 871(k)(1)(c):

PERCENTAGES
Reinsurance Risk Premium Fund	0.17%
High Yield Reinsurance Risk Premium Fund	0.14%
U.S. VRP Fund	0.45%
U.S. Small Cap VRP Fund	0.41%
U.S. Master VRP Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

PERCENTAGES
Reinsurance Risk Premium Fund	0.00%
High Yield Reinsurance Risk Premium Fund	0.00%
U.S. VRP Fund	100.00%
U.S. Small Cap VRP Fund	100.00%
U.S. Master VRP Fund	0.18%

Shareholders should not use the above information to prepare their tax returns. Since each Fund’s fiscal year is not the calendar year, another notification will be made available with respect to calendar year 2013. Such notification, which will reflect the amount to be used by calendar year taxpayers on their Federal income tax returns, will be made in conjunction with Form 1099-DIV and will be made available in February on the Funds’ website, www.stoneridgefunds.com. Shareholders are advised to consult their own tax advisors with respect to the tax consequences of their investment in each of the Funds.

4. Availability of Quarterly Portfolio Holdings Schedules

The Funds are required to file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available without charge on the SEC’s website (http://www.sec.gov) and may be available by calling 1.855.609.3680. You may also obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

60	Stone Ridge Funds	Annual Report	October 2013

Additional Information (Unaudited)

5. Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge by calling 1.855.609.3680 and on the SEC’s website (http://www.sec.gov). The Funds are required to file how they voted proxies related to portfolio securities during the most recent 12-month period ended June 30. The information is available without charge, upon request by calling 1.855.609.3680 and on the SEC’s website (http://www.sec.gov).

Stone Ridge Funds	Annual Report	October 2013	61

Investment Adviser

Stone Ridge Asset Management, LLC

405 Lexington Avenue, 55th Floor

New York, NY 10174

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

Legal Counsel

K&L Gates LLP

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Distributor

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, WI 53202

Administrator, Transfer Agent and Dividend Disbursing Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

                                                                 SQANNU

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Jeffery Ekberg is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant. The Trust began operations during the fiscal ended October 31, 2013. As such, there is no information listed for the prior fiscal year.

	FYE 10/31/2013	FYE 10/31/2012
Audit Fees	$248,000	N/A
Audit-Related Fees	$0	N/A
Tax Fees	$95,500	N/A
All Other Fees	$0	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Ernst & Young LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2013	FYE 10/31/2012
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

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All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year. The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 10/31/2013	FYE 10/31/2012
Registrant	$95,500	N/A
Registrant’s Investment Adviser	$0	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or

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15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Stone Ridge Trust

By (Signature and Title)*	/s/ Ross Stevens
Ross Stevens, President

Date 1/7/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ross Stevens
Ross Stevens, President

Date 1/7/2014

By (Signature and Title)*	/s/ Patrick Kelly
Patrick Kelly, Treasurer

Date 1/7/2014

*	Print the name and title of each signing officer under his or her signature.

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